[TYPE]                        N-30D
[DOCUMENT-COUNT]
[NOTIFY]                      72731,2220
[SROS]
[SUBMISSION-CONTACT]
     [PHONE]                  (212) 732-0045
     [NAME]                   Anthony L. Willsea
[/SUBMISSION-CONTACT]
[FILER]
     [CIK]
     [CCC]
[PERIOD]


                               SEMI-ANNUAL REPORT
================================================================================


                                   Smith Barney
                                   Municipal
                                   Money Market
                                   Fund, Inc.

                                   ---------------------------------------------

                                   September 30, 1996


                            [Logo] Smith Barney Mutual Funds
                                   Investing for your future.
                                   Every day.

----------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.
----------------------------------------------

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the Smith Barney Municipal Money Market Fund, Inc. for the six-month period ended September 30, 1996. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow in the semi-annual report.

Market and Economic Overview

It appears that the U.S. economy is showing some signs of slowing from its 4.7% second quarter annual growth rate and we expect the third quarter's annual growth rate to be in the 1.5% to 2% range. However, the extent of the U.S. economic slowdown remains uncertain. Currently, weakness is evident in consumer spending. For example, retail sales barely rose in the months of July and August and department store sales dropped during the first two weeks of September. In our view, rising debt levels and credit card delinquencies may be taking its toll on consumers.

During his July 18, 1996 Humphrey-Hawkins testimony, Federal Reserve Board Chairman Alan Greenspan cited two key issues to watch: additional evidence suggesting higher wage inflation and the sustainability of higher above-average growth after the surge in the Gross Domestic Product (GDP) annual growth rate (4.7%) during the second quarter of 1996. It is unlikely that many U.S. corporations will be able to sustain earnings growth if wages continue to increase without cutting expenses or passing on the costs to consumers in the form of higher prices. However, since that time, several new reports released point to slower GDP growth during the third quarter of 1996. Yet, the debate continues about whether the apparent slowdown in the annual rate of U.S. economic growth will be large enough and soon enough to alleviate building wage pressures in an increasingly tight labor market.

As we stated previously, while there are some clear signs that the U.S. economic growth slowed during the third quarter of 1996, we believe there are still pockets of growth that may warrant some concern. Many consumers continue to purchase big ticket items, with spending on housing and automobiles, despite higher borrowing costs, showing solid momentum. Moreover, the U.S. unemployment rate fell to a seven-year low of 5.1% in August. Non-farm payrolls have averaged a monthly growth rate of more than 230,000 for the first eight months of 1996. During the same time period in 1995, non-farm payrolls grew at a monthly rate of 185,000.

Fund Performance Update

As of September 30, 1996, the Municipal Money Market Fund's 7-day current yield was 3.13%. The Fund's 7-day effective yield -which reflects compounding -- was 3.18%. This means that investors in the federal income tax bracket of 36% would have to earn a 4.97% taxable yield to match the tax-free income provided by the Fund.

While the Smith Barney Municipal Money Market Fund tries to maintain a stable net asset value of $1.00 per share, there can be no assurance this goal will be achieved. The U.S. government does not insure or guarantee an investment in the Smith Barney Municipal Money Market Fund.

Fund's Investment Strategy

The Smith Barney Municipal Money Market Fund seeks to provide investors with income exempt from federal income tax by investing in a portfolio of high quality, short-term municipal obligations selected for liquidity and stability of principal. The average maturity of the Fund's holdings is expected to remain between 50 and 60 days over the near term.

While concerns earlier in the year of major changes in the tax code made many investors leery of the tax-exempt market, we are confident that with the elections over that tax reform or a flat tax is behind us in the near future. We believe that state and local government access to the debt market is essential to maintain the aging infrastructure of the country.

In closing, thank you for investing in the Smith Barney Municipal Money Market Fund, Inc. We look forward to continuing to help you achieve your financial goals.

Sincerely,


/s/ Heath B. McLendon                        /s/ Joseph Benevento

Heath B. McLendon                            Joseph Benevento
Chairman and                                 Vice President
Chief Executive Officer


/s/ Lawrence T. McDermott

Lawrence T. McDermott
Vice President

October 15, 1996

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                           September 30, 1996
--------------------------------------------------------------------------------

      FACE
     AMOUNT    RATING     SECURITY                                                     VALUE
===============================================================================================
Alabama -- 1.0%
   $1,500,000  P-1*      Cintronelle IDB PCR Refunding (Akzo Chemicals Inc.
                            Project) 3.90%(b)                                       $ 1,500,000
    1,400,000  NR        Cullman IDB Industrial Revenue (Pressac Project) 4.10%(b)    1,400,000
    5,000,000  A-1       Huntsville IDB Industrial Revenue (Hitachi Seiki USA
                            Project) 4.17%(a)(b)                                      5,000,000
    1,000,000  NR        Huntsville Madison County Airport Authority IDR
                            (Molex Project) 4.00%(a)(b)                               1,000,000
                         Maplesville IDB Revenue (International Paper Co. Project):
    2,835,000  A-2         Series A 3.60% due 10/1/96(c)                              2,835,000
    2,750,000  A-2         Series B 3.60% due 10/1/96(c)                              2,750,000
    1,000,000  NR        Mobile County (M&T Chemicals Project)
                            Series 1984 3.925%(b)                                     1,000,000
    8,400,000  A-2       Mobile IDB Solid Waste Disposal Revenue (International
                            Paper Co.) 3.45% due 3/1/97 (a)(c)                        8,400,000
                         Montgomery BMC Special Care Facilities Financing Authority
                            Revenue (VHA Hospital Alabama):
      775,000  A-1           Series F AMBAC-Insured 3.90%(b)                            775,000
    1,500,000  A-1           Series H AMBAC-Insured 3.90%(b)                          1,500,000
    5,500,000  P-1*      Montgomery County Industrial Building Revenue
                            (Conn Fineblanking Corp. Project) 4.05%(a)(b)             5,500,000
    2,700,000  A-1       Prattville IDB IDR (Merchant Realty Co.) 4.05%(a)(b)         2,700,000
    5,500,000  A-2       Selma IDB Solid Waste Disposal Revenue (International
                            Paper Co. Project) 3.45% due 3/1/97(a)(c)                 5,500,000
   13,000,000  A-1+      Tuscaloosa County IDA Solid Waste Disposal Revenue
                            (Tuscaloosa Steel Corp. Project) 3.95%(a)(b)             13,000,000
-----------------------------------------------------------------------------------------------
                                                                                     52,860,000
-----------------------------------------------------------------------------------------------
Alaska -- 0.2%
   12,055,000  VMIG 1*   Alaska State Housing Finance Corp. Muni Trust Receipts
                            AMBAC-Insured 3.95%(b)                                   12,055,000
-----------------------------------------------------------------------------------------------
Arizona -- 5.5%
                         Apache County IDA PCR Tucson Electric Power Co.:
   32,700,000  VMIG 1*     Series 81B 3.90%(b)                                       32,700,000
   21,700,000  VMIG 1*     Series 83A 3.85%(b)                                       21,700,000
    8,000,000  VMIG 1*     Series 83B 3.85%(b)                                        8,000,000
   10,150,000  P-1*        Series 83C 3.85%(b)                                       10,150,000
   14,900,000  A-1+        Springville Project 3.80%(b)                              14,900,000
   22,800,000  VMIG 1*   Arizona Education Loan Corp. Education Loan Revenue
                           Series 91A 4.00%(a)(b)                                    22,800,000
    6,700,000  P-1*      Maricopa County PCR (Public Service Co. New Mexico)
                           3.90%(b)                                                   6,700,000
                         Maricopa County PCR (Southern California Ed Paloverdi):
    3,450,000  P-1*        Series D 3.50% due 10/10/96                                3,450,000
    5,000,000  P-1*        Series E 3.50% due 10/10/96                                5,000,000
    8,150,000  P-1*        Series F 3.50% due 10/10/96                                8,150,000

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

      FACE
     AMOUNT    RATING     SECURITY                                                     VALUE
===============================================================================================
Arizona -- 5.5% (continued)
  $ 7,000,000  VMIG 1*   Mesa Municipal Development Corp. (Special Tax Updates)
                           3.50% due 10/30/96                                       $ 7,000,000
    4,000,000  VMIG 1*   Phoenix Civic Improvement Corp. Revenue (Apartment
                            Improvements) 3.95%(a)(b)                                 4,000,000
    4,300,000  A-1       Phoenix IDA Multi-Family Housing Revenue
                            (Southwest Vlgs Project A) 3.80%                          4,300,000
    9,500,000  VMIG 1*   Phoenix Putters Series 16A 3.90%(b)                          9,500,000
                         Pima County IDA Industrial Revenue:
   36,900,000  VMIG 1*     Tucson Electric (Irvington) Series A 3.80%(b)             36,900,000
   43,700,000  A-1+        Tuscon Electric Series A 3.85%(b)                         43,700,000
   18,000,000  A-1+        Tucson Electric Series A 3.85%(b)                         18,000,000
   13,500,000  A-1+        Tucson Electric Series 1983A 3.80%(b)                     13,500,000
   12,000,000  A-1+        Updates - Tucson Electric 3.90%(b)                        12,000,000
    2,800,000  A-1       Pinal County IDA PCR (Magma Copper Co. Project)
                            3.90%(b)                                                  2,800,000
    1,900,000  P-1*      Tempe Arizona IDA (Schreiber Foods Inc.) 3.80%(b)            1,900,000
    3,650,000  A-1       Tempe Arizona Multi-Family Housing (Elliot's
                            Crossing Apartment Project) 4.35%(a)(b)                   3,650,000
-----------------------------------------------------------------------------------------------
                                                                                    290,800,000
-----------------------------------------------------------------------------------------------
Arkansas -- 1.7%
    7,250,000  A-1+      Arkansas State Development Finance Authority IDR
                            (Potlatch Corp. Project) Series A 3.95%(a)(b)             7,250,000
    2,650,000  NR        Atkins IDR (Green Bay Foods Project) 4.00%(a)(b)             2,650,000
    3,300,000  NR        Fayetteville IDR (Amcast Industrial Corp.) 4.00%(b)          3,300,000
                         Little River County Solid Waste Disposal Revenue
                            Nekoosa Papers Project:
   20,450,000  P-1*          3.95%(a)(b)                                             20,450,000
   35,000,000  P-1*          Series A 3.95%(a)(b)                                    35,000,000
   10,650,000  A-1+      Little Rock Health Facilities Board Hospital Revenue
                            (Southwest Hospital) FGIC-Insured 3.675%(b)              10,650,000
    6,000,000  NR        Searcy IDR (Kohler Project) Series 88 4.00%(a)(b)            6,000,000
    3,550,000  A-1+      Warren Solid Waste Disposal Revenue (Potlatch Corp.
                            Project) 4.00%(a)(b)                                      3,550,000
-----------------------------------------------------------------------------------------------
                                                                                     88,850,000
-----------------------------------------------------------------------------------------------
California -- 4.0%
   10,100,000  SP-1+     Antioch USD TRAN 4.50% due 7/1/97                           10,149,465
    2,400,000  A-1+      California Health Facilities Financing Authority Revenue
                            (St. Joseph Health System) Series B 3.80%(b)              2,400,000
                         California Higher Education Loan Authority Inc.:
    3,300,000  VMIG 1*     Senior Lien Series A-1 3.90%(b)                            3,300,000
    1,700,000  A-1+        Series A 3.90%(b)                                          1,700,000
   16,000,000  A-1+        Series C 4.00%(a)(b)                                      16,000,000
    9,000,000  VMIG 1*     Series E-5 3.75% due 6/1/97(a)                             9,000,000

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

      FACE
     AMOUNT    RATING     SECURITY                                                     VALUE
===============================================================================================
California -- 4.0% (continued)
  $ 2,300,000  A-1+      California PCFA PCR Refunding (Pacific Gas & Electric)
                            Series C 3.55% (b)                                      $ 2,300,000
   10,000,000  SP-1+     California School Cash Reserve Program Authority Pool--
                            Series A 4.75% due 7/2/97                                10,065,037
   19,425,000  SP-1+     California State RAN Series A 4.50% due 6/30/97             19,498,777
   40,000,000  SP-1+     California Statewide Communities Development Authority
                            Revenue TAN Series A 4.75% due 6/30/97                   40,216,591
    4,200,000  SP-1+     Colton Joint USD TRAN 4.25% due 6/30/97                      4,212,962
    8,000,000  SP-1+     Conejo Joint USD TRAN 4.50% due 7/2/97                       8,040,468
    9,000,000  SP-1+     Fremont California Union High School District Santa Clara
                            County TAN 4.50% due 7/1/97                               9,044,078
    3,800,000  VMIG 1*   Irvine California Public Facilities and Infrastructure
                            Authority Lease Revenue (Capital Improvement
                            Project) 3.60%(b)                                         3,800,000
   10,000,000  SP-1+     Los Angeles County Educational Pooled TRAN
                            Series A 4.75% due 6/30/97                               10,064,563
    3,600,000  SP-1+     Moreland Elementary School District TRAN
                            4.50% due 7/1/97                                          3,617,631
    3,000,000  AAA       Orange County Recovery Certificates Participation
                            Series A MBIA-Insured 4.25% due 7/1/97                    3,003,199
    5,000,000  SP-1+     Pittsburg USD TRAN 4.50% due 7/1/97                          5,024,488
    7,000,000  SP-1+     Riverside County School Financing Authority School
                            District BAN 4.625% due 7/17/97                           7,030,584
    3,700,000  SP-1+     San Bernadino Community College District TRAN
                            4.25% due 6/30/97                                         3,711,944
    6,600,000  SP-1+     San Diego Community College District TRAN
                            4.50% due 6/30/97                                         6,623,537
   10,000,000  SP-1+     San Diego TAN Series A 4.50% due 7/2/97                     10,054,199
    6,690,000  A-1+      San Jose - Santa Clara Water Financing Authority
                            Sewer Revenue FGIC-Insured 3.85%(b)                       6,690,000
   10,720,000  SP-1+     Santa Clara County TRAN 4.50% due 8/1/97                    10,779,774
    6,000,000  SP-1+     Ventura County Community College District TRAN
                            4.25% due 6/30/97                                         6,022,839
-----------------------------------------------------------------------------------------------
                                                                                    212,350,136
-----------------------------------------------------------------------------------------------
Colorado -- 0.6%
    6,900,000  NR        Colorado HFA Economic Development Revenue
                           (Celestial Seasonings) 3.60%(a)(b)                         6,900,000
    1,750,000  VMIG 1*   Colorado HFA Revenue (Health Facitlity National Benevolent)
                           Series A 3.85%(b)                                          1,750,000
   10,000,000  SP-1+     Colorado State General Fund Revenue TRAN Series A
                           4.50% due 6/27/97                                         10,051,028
                         Denver City & County Multi-Family Housing Revenue:
    5,000,000  A-1         Regency Park Project Series B 3.90%(b)                     5,000,000
    1,000,000  A-1+        Season Apartments Project 3.95%(b)                         1,000,000
    7,000,000  A-1+      Denver City & County of Airport Revenue
                           Muni Trust Receipts MBIA-Insured 4.00%(b)                  7,000,000


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

      FACE
     AMOUNT    RATING     SECURITY                                                     VALUE
===============================================================================================
Colorado -- 0.6% (continued)
  $ 1,200,000  A-1+      Denver City & County Revenue (Childrens Hospital
                            Association Project) FGIC-Insured 3.90%(b)              $ 1,200,000
-----------------------------------------------------------------------------------------------
                                                                                     32,901,028
-----------------------------------------------------------------------------------------------
Connecticut -- 1.5%
                         Connecticut State Development Authority (Solid Waste -
                            Exeter Project):
   12,900,000  A-1           Series A 3.95%(a)(b)                                    12,900,000
    7,700,000  A-1           Series B 3.95%(a)(b)                                     7,700,000
    1,400,000  A-1           Series C 3.95%(a)(b)                                     1,400,000
    8,400,000  A-1+      Connecticut State Development Authority PCR (Connecticut
                            Light & Power Co. Project) Series A 3.85%(b)              8,400,000
    5,000,000  VMIG 1*   Connecticut State Health & Educational Facilities Authority
                            Yale University Revenue 3.90%(b)                          5,000,000
   13,560,000  NR        Connecticut State Rites 3.70% due 11/21/96                  13,560,000
                         Mashantucket Pequot Tribe TECP:
   10,000,000  A-1+        3.50% due 10/10/96                                        10,000,000
    5,700,000  A-1+        3.40% due 10/24/96                                         5,697,902
    5,000,000  A-1+        3.50% due 11/14/96                                         5,000,000
    7,000,000  A-1+        3.60% due 12/19/96                                         7,000,000
-----------------------------------------------------------------------------------------------
                                                                                     76,657,902
-----------------------------------------------------------------------------------------------
Delaware -- 4.1%
                         Delaware State Economic Development Authority
                            MBIA-Insured (Hospital Billing Collection Service):
   92,570,000  A-1+          Series A 3.90%(b)                                       92,570,000
   27,400,000  A-1+          Series B 3.90%(b)                                       27,400,000
   72,000,000  A-1+          Series C 3.90%(b)                                       72,000,000
    5,700,000  A-1+      Delaware State Economic Development Authority Revenue
                            Gas Facilities (Delmarva Project) 3.95%(b)                5,700,000
    1,400,000  A-1+      Delaware State Health Facilities Authority Revenue
                            MBIA-Insured 3.80%(b)                                     1,400,000
                         Delaware State Housing Authority Revenue TOB Long
  Muni Trust Receipts:
    8,430,000  NR            (CR-43) MBIA-Insured 3.85% due 3/1/97(a)(c)              8,430,000
    8,440,000  NR            (CR-44) MBIA-Insured 3.85% due 3/1/97(a)(c)              8,440,000
-----------------------------------------------------------------------------------------------
                                                                                    215,940,000
-----------------------------------------------------------------------------------------------
District of Columbia -- 0.1%
    5,120,000  VMIG 1*   District of Columbia GO Refunding Series B-1 FGIC-Insured
                            4.25%(b)                                                  5,120,000
-----------------------------------------------------------------------------------------------
Florida -- 2.4%
                         Broward County HFA Multi-Family Housing Revenue:
    2,000,000  A-1         Margate Investments Project 3.85%(b)                       2,000,000
    3,000,000  VMIG 1*     Welleby Apartments Project 3.90%(b)                        3,000,000

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

      FACE
     AMOUNT    RATING     SECURITY                                                     VALUE
===============================================================================================
Florida -- 2.4% (continued)
  $ 8,075,000  VMIG 1*   Eustis Health Facilities Authority Revenue
                           (Waterman Medical Center) 4.15%(b)                       $ 8,075,000
    9,000,000  A-1+      Florida HFA 4.05%(a)(b)                                      9,000,000
                         Florida Housing Finance Agency Multi-Family Housing:
    3,400,000  A-1+        Series II-J Ashley Lake 3.90%(a)(b)                        3,400,000
    1,500,000  A-1         Series OO Oak at Mill Creek 3.90%(b)                       1,500,000
   14,000,000  A-1       Florida Local Government Pooled Program
                           3.60% due 11/25/96                                        14,000,000
    2,800,000  A-1       Florida Municipal Power Agency Series A
                           3.55% due 11/12/96                                         2,800,000
    1,500,000  NR        Hendry County IDA IDR (Savannah Foods & Industry Project)
                           4.20%(a)(b)                                                1,500,000
    6,000,000  NR        Jacksonville Electric Authority Revenue (Series 3 - A)
                           (Pre-Refunded-- Escrowed with U.S. Government
                          Securities to 10/1/96 Call @ 101.5) 7.70% due 10/1/28(d)    6,116,009
    4,900,000  VMIG 1*   Jacksonville Hospital Revenue (University Medical Center
                            Project)  4.00%(b)                                        4,900,000
    2,300,000  A-1+      Ocean Highway & Port Authority Revenue 3.85%(a)(b)           2,300,000
                         Orange County HFA Mortgage Revenue:
    5,890,000  NR          Series B Muni-Trust Receipts 3.85% due 3/1/97(a)(c)        5,890,000
   10,295,000  NR          Series E Muni-Trust Receipts 3.85% due 3/1/97(a)(c)       10,295,000
    5,000,000  VMIG 1*   Palm Beach County Health Facilities Authority Revenue
                            Refunding (Pooled Hospital Loan Program)
                            MBIA-Insured 3.55% due 10/24/96                           5,000,000
    2,200,000  VMIG 1*   Pasco County HFA Multi-Family Revenue (Carlton Arms
                            Magnolia) 3.925%(b)                                       2,200,000
                         Pinellas County Educational Facilities Authority Revenue
                            Refunding (Pooled Independent Higher Education)
                            MBIA-Insured:
    9,700,000  A-1+          3.55% due 10/28/96                                       9,700,000
    3,100,000  A-1+          3.55% due 11/14/96                                       3,100,000
    2,300,000  A-1+          3.45% due 11/26/96                                       2,300,000
    1,665,000  A-1+      Pinellas County HFA Single-Family Mortgage Revenue
                            4.05%(a)(b)                                               1,665,000
    2,350,000  NR        Pinellas County Industrial Council IDR (Molex ETC Inc.
                            Project) 4.00%(a)(b)                                      2,350,000
   12,425,000  A-1+      Sunshine State Government Finance Notes
                            3.50% due 10/10/96                                       12,425,000
                         West Orange Memorial Hosptial Tax District Revenue
                            (Series A-2):
    4,700,000  VMIG 1*       3.50% due 10/24/96                                       4,700,000
    8,450,000  VMIG 1*       3.45% due 11/27/96                                       8,450,000
-----------------------------------------------------------------------------------------------
                                                                                    126,666,009
-----------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

      FACE
     AMOUNT    RATING     SECURITY                                                     VALUE
===============================================================================================
Georgia -- 1.9%
  $ 2,000,000  VMIG 1*   Athens - Clarke County Industrial Development Authority IDR
                            (Nakanishi Manufacturing Project) 4.175%(a)(b)          $ 2,000,000
                         Clayton County Housing Authority Multi-Family Housing
                            Revenue:
    5,500,000  VMIG 1*       Chateau Forest Apartments Series E Refunding 3.90%(b)    5,500,000
    2,000,000  A-1           Georgia Rainwood Development  FSA-Insured 3.75%(b)       2,000,000
    1,500,000  NR        Cobb County Industrial Development Authority Revenue
                           (RLR Inds. Inc. Project) 3.55%(b)                          1,500,000
    4,055,000  NR        Cobb County Multi-Family Housing (Williamstown Apartment
                            Project) 4.00%(a)(b)                                      4,055,000
    7,260,000  A-1       DeKalb County Development Authority PCR (General Motors
                            Corp. Project) 4.00%(b)                                   7,260,000
    3,200,000  NR        Dodge County IDA (Sylvan Hardwoods LLC Project) 4.00%(b)     3,200,000
   10,400,000  A-1       Fulco Hospital Authority Revenue Anticipation Certificates
                            (St. Josephs Hospital Project) 3.50% due 10/24/96        10,400,000
   10,776,587  MIG 1*    Georgia Municipal Assocation Pooled Board Certificates
                            Participation MBIA-Insured 3.80%(b)                      10,776,587
    4,835,000  VMIG 1*   Georgia State GO Series 93C Muni Trust Receipts 3.95%(b)     4,835,000
    5,000,000  NR        Harralson County Development IDR (Gold Kist Project)
                            4.00%(a)(b)                                               5,000,000
                         Jackson County IDA:
    2,900,000  NR          (Snider Tire Inc. Project) 4.00%(a)(b)                     2,900,000
    3,000,000  VMIG 1*     Series 1985 4.20%(b)                                       3,000,000
    4,900,000  A-1+      Marietta Housing Authority Multi-Family Revenue Refunding
                            (Concepts 21 Apartments) 3.90%(b)                         4,900,000
    5,000,000  A-1+      Municipal Electricity Authority Special Obligation Muni
                            Trust Receipts MBIA-Insured 4.00%(b)                      5,000,000
    3,200,000  NR        Pike County IDA IDR (Thomaston Mills Inc. Project)
                            4.00%(a)(b)                                               3,200,000
    2,400,000  A-1+      Putnam County Development Authority PCR (Georgia
                            Power Co.) First Series 4.00%(b)                          2,400,000
    3,000,000  NR        Richmond County Development Authority Revenue
                            Refunding (General Signal) 3.90%(b)                       3,000,000
    4,000,000  NR        Savannah Economic Development Authority IDR (Fuji
                            Vegetable Oil Project) 4.05%(a)(b)                        4,000,000
    3,500,000  NR        Smyrna Housing Authority Multi-Family Housing Revenue
                            (Walton Grove Project) 4.00%(a)(b)                        3,500,000
    4,700,000  A-1+      Thomaston-Upson County IDA Revenue (De Ster Production
                            Corp.) Series A 4.25%(a)(b)                               4,700,000
                         Tift County IDA IDR (Queen Carpet Corp. Project):
    3,000,000  NR          Series A 4.00%(a)(b)                                       3,000,000
    1,500,000  NR          Series B 3.90%(b)                                          1,500,000
    1,350,000  NR        Villa Rica Development Authority IDR (Lowes Home
                            Centers Inc. Project) 3.90%(b)                            1,350,000
    1,400,000  NR        Winder-Barrow Industrial Building Authority IDR
                            (Southeastern Metal Inc. Project) 4.00%(a)(b)             1,400,000
-----------------------------------------------------------------------------------------------
                                                                                    100,376,587
-----------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

      FACE
     AMOUNT    RATING     SECURITY                                                     VALUE
===============================================================================================
Hawaii -- 0.5%
                         Hawaii State Department Budget and Finance Special
                           Purp Mortgage Revenue:
  $ 5,500,000  VMIG 1*       Ewa Plain Water Development 4.05% due 10/1/97(b)       $ 5,503,135
    9,975,000  VMIG 1*       Wailuku River Hyroelectric 3.85%(a)(b)                   9,975,000
                         Hawaii State Housing Finance & Development Corp. Revenue:
    3,200,000  VMIG 1*     Affordable Rental Housing Program A 3.95%(b)               3,200,000
    4,225,000  NR          Single-Family Housing Muni Trust Receipts 4.05%(a)(b)      4,225,000
-----------------------------------------------------------------------------------------------
                                                                                     22,903,135
-----------------------------------------------------------------------------------------------
Idaho -- 0.5%
   22,700,000  A-1+      Cluster County PCR (Amoco Oil) 3.65% due 4/1/97             22,702,043
    4,500,000  NR        Twin Falls IDR (Individual-Longview Fibre Co. Project)
                            4.05%(b)                                                  4,500,000
-----------------------------------------------------------------------------------------------
                                                                                     27,202,043
-----------------------------------------------------------------------------------------------
Illinois -- 6.3%
   11,000,000  A-1+      Bolingbrook Multi-Family Revenue Housing Redevelopment
                            (Amberton Apartments) 4.00%(a)(b)                        11,000,000
   15,660,000  A-1+      Central Lake Community Joint Action Water Agency Interim
                            Water Revenue Muni Trust Receipts FGIC-Insured
                            Series SG-11 3.95%(b)                                    15,660,000
   13,700,000  A-1+      Chicago Gas Supply Revenue (Peoples Gas Light & Coke Co.)
                            93B 3.85% due 12/1/96(a)(c)                              13,700,000
                         Chicago Multi-Family Housing (Waveland Assoc. Project):
    7,900,000  A-1         Series C 3.85%(b)                                          7,900,000
   10,000,000  A-1         Series E 3.85%(b)                                         10,000,000
   10,000,000  A-1         Series F 3.85%(b)                                         10,000,000
                         Chicago Muni-Trust Receipts AMBAC-Insured:
    3,045,000  A-1+        4.10%(b)                                                   3,045,000
   13,280,000  A-1+        Series 1995 4.00%(b)                                      13,280,000
                         Chicago O'Hare International Airport Revenue General
                            Airport:
   11,700,000  VMIG 1*     2nd Lien-A 3.90%(a)(b)                                    11,700,000
   14,400,000  VMIG 1*     2nd-B 4.00%(a)(b)                                         14,400,000
    4,500,000  VMIG 1*     Series 88 B 3.90%(a)(b)                                    4,500,000
   10,500,000  SP-1+     Chicago Park District Capital Improvement  4.70% due
                           9/30/97                                                   10,580,772
    2,500,000  A-1+      Chicago Tender Notes Series B 3.65% due 10/31/96             2,500,000
    8,235,000  A-1+      Cook County Muni Trust Receipts MBIA-Insured 4.00%(b)        8,235,000
    5,000,000  NR        Du Page Water Community Revenue Muni Trust Receipts
                            3.95%(b)                                                  5,000,000
   13,000,000  A-1+      Elmhurst Revenue (Joint Community Accredation) 4.05%(b)     13,000,000
    5,505,000  VMIG 1*   Illinois Development Finance Authority IDR (Alcan-Toyo
                            America Project) 4.30%(a)(b)                              5,505,000
                         Illinois Development Finance Authority PCR (Illinois
                            Power Co):
   14,400,000  A-1+        Series 1987B 4.00%(a)(b)                                  14,400,000
    8,800,000  A-1+        Series 1987C 4.00%(a)(b)                                   8,800,000
    2,700,000  A-1+        Series 1993B 3.90%(b)                                      2,700,000

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

      FACE
     AMOUNT    RATING     SECURITY                                                     VALUE
===============================================================================================
Illinois -- 6.3% (continued)
  $ 3,000,000  A-1+        Series D 4.00%(a)(b)                                     $ 3,000,000
    2,000,000  A-1+      Illinois Development Finance Authority (Commonwealth
                            Edison) Series 1994C 3.85%(a)(b)                          2,000,000
    1,000,000  NR        Illinois Development Finance Authority Economic
                            Development Revenue (Molex Inc. Project) 3.90%(b)         1,000,000
    3,400,000  A-1+      Illinois Development Finance Authority Revenue
                            (Safety Education-Foundation For Safety) 3.85%(b)         3,400,000
   10,000,000  A-1       Illinois Educational Facilities Authority Revenue
                            (University of Chicago) MBIA-Insured 3.90%(b)            10,000,000
                         Illinois HDA Residential Mortgage Revenue:
   14,400,000  Aa*         Molex Inc. AMBAC-Insured 4.05%(b)                         14,400,000
    1,000,000  NR          Series C 4.00%(b)                                          1,000,000
                         Illinois Health Facilities Authority Revenue:
    2,000,000  A-1+        Gottlieb Health Resource Inc. 3.85%(b)                     2,000,000
                           Highland Park Hospital:
   12,000,000  VMIG 1*       Series A FGIC-Insured 3.60%(b)                          12,000,000
    5,300,000  VMIG 1*       Series B FGIC-Insured 5.00%(b)                           5,300,000
    6,600,000  A-1+        Swedish Covenant Hospital Project AMBAC-Insured
                             3.90%(b)                                                 6,600,000
                           Universtiy of Chicago Hospitals Project:
   10,000,000  VMIG 1*       Series 94C MBIA-Insured 3.90%(b)                        10,000,000
   12,500,000  VMIG 1*       Series 85A 3.75% due 1/30/97                            12,500,000
                         Illinois HFA Revenue (Revolving Fund):
    5,475,000  A-1+        Series D 3.90%(b)                                          5,475,000
    2,200,000  VMIG 1*     Series E MBIA-Insured 3.90%(b)                             2,200,000
   15,000,000  NR        Illinois State GO Muni Trust Receipts FGIC-Insured
                            3.60% due 1/1/97(c)                                      15,000,000
    3,255,000  A-1+      Illinois State Sales Tax Revenue Muni Trust Receipts
                            FSA-Insured 3.95%(b)                                      3,255,000
    3,000,000  VMIG 1*   Illinois Student Assistance Community Student Loan
                            Revenue 3.95%(a)(b)                                       3,000,000
    3,300,000  A-1+      Lockport IDR (Panduit Corp. Project) 3.95%(a)(b)             3,300,000
    4,000,000  NR        Paris IDR (Simonton Building Products Inc.) 4.00%(a)(b)      4,000,000
   15,735,000  A-1+      Regional Transportation Authority Muni Trust Receipts
                            FGIC-Insured 3.95%(b)                                    15,735,000
    1,400,000  A-1+      Savanna IDR Refunding (Metform Corp. Project)
                            Series C 3.85%(a)(b)                                      1,400,000
    3,000,000  VMIG 1*   St. Charles County IDA Industrial Revenue 3.90%(b)           3,000,000
    3,000,000  P-1*      Terre Haute Economic Development Revenue (First
                            Financial Corp. Project) 3.85%(b)                         3,000,000
    3,000,000  AAA       University of Illinois Revenue Muni Trust Receipts
                            FGIC-Insured 3.95%(b)                                     3,000,000
-----------------------------------------------------------------------------------------------
                                                                                    331,470,772
-----------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

      FACE
     AMOUNT    RATING     SECURITY                                                     VALUE
===============================================================================================
Indiana -- 1.6%
  $ 4,300,000  A-1+      Allen County Economic Development (Revenue Kransco
                            Project) 4.10%(a)(b)                                    $ 4,300,000
    2,000,000  NR        Crawfordsville IDR (Natioanal Service Industry Inc. Project)
                            3.90%(b)                                                  2,000,000
    4,300,000  P-1*      Frankfort Indiana Econmic Development Revenue (General
                            Seating of America Project) 4.35%(a)(b)                   4,300,000
   13,000,000  MIG 1*    Indiana Bond Bank Advance Funding Notes 4.25% due 1/9/97    13,016,664
   20,000,000  SP-1+     Indiana Bond Bank Reassessment Assistance Notes Series A
                            4.125% due 1/30/97                                       20,024,002
   11,000,000  MIG 1*    Indiana Secondary Market Educational Loans Inc. Education
                            Loan Revenue Series B  AMBAC-Insured 3.90%(a)(b)         11,000,000
    5,300,000  A-1+      Indiana State Development Finance Authority IDR (Red
                            Gold Inc. Project) AMBAC-Insured 3.90%(a)(b)              5,300,000
    4,500,000  AAA       Indiana State Toll Finance Authority Toll Road Revenue
                            (Pre-Refunded-- Escrowed with U.S. Government
                            Securities to 1/1/97 Call @ 102) 6.875% due 7/1/12        4,624,009
    5,225,000  SP-1+     Indianapolis Local Public Improvement Board Series D
                            4.25% due 1/9/97                                          5,231,306
    3,600,000  A-1+      Ossian Economic Development Revenue (Walbro Auto Corp.
                            Project) 4.00%(a)(b)                                      3,600,000
    5,000,000  VMIG 1*   Petersburg Solid Waste Disposal Revenue (Indiana Power
                            and Light Co. Project) Series A 3.85%(a)(b)               5,000,000
    1,300,000  NR        Plymouth IDR (Dean Foods Co. Project) 3.90%(b)               1,300,000
    1,255,000  VMIG 1*   Richmond Economic Developmet Revenue (Beverly
                            Enterprises Indiana) 3.70%(b)                             1,255,000
-----------------------------------------------------------------------------------------------
                                                                                     80,950,981
-----------------------------------------------------------------------------------------------
Iowa -- 0.8%
    1,500,000  NR        Cedar Rapids IDR Refunding (McKesson Corp. Project)
                            3.90%(b)                                                  1,500,000
    3,100,000  VMIG 1*   Iowa Finance Authority Small Business Development
                            Revenue (Village Court Association) 3.80%(b)              3,100,000
    9,700,000  VMIG 1*   Iowa Higher Education Loan Authority Revenue Education
                            Loan Private College Facilities MBIA-Insured 3.85%(b)     9,700,000
                         Iowa Housing Finance Authority:
    3,000,000  P-1*        DR (Sauer-Sundstrand Co. Project) 3.95%(a)(b)              3,000,000
    7,600,000  A-1+        Series A 3.60%(b)                                          7,600,000
   10,000,000  MIG 1*    Iowa School Corps Cerificates Series A 4.75% due 6/27/97    10,056,674
                         Louisa County PCR (Iowa-Illinois Gas & Electric Co. Project):
    6,000,000  A-1         Series A 3.70%(b)                                          6,000,000
    2,400,000  A-1         Series 1987 3.80%(b)                                       2,400,000
-----------------------------------------------------------------------------------------------
                                                                                     43,356,674
-----------------------------------------------------------------------------------------------
Kansas -- 0.8%
    3,400,000  NR        Fredonia Revenue Exempt Facilities (Systech Environmental)
                            4.20%(a)(b)                                               3,400,000

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

      FACE
     AMOUNT    RATING     SECURITY                                                     VALUE
===============================================================================================
Kansas -- 0.8% (continued)
  $14,000,000  NR        Sedwick County Airport Facility Revenue (Flight Safety
                            International Inc. Project) 4.00%(a)(b)                 $14,000,000
                         Wichita Airport Authority Airport Facilities Revenue
                           (Flight Safety International Inc. Project):
    1,750,000  NR            3.90%(b)                                                 1,750,000
    6,170,000  NR            4.00%(a)(b)                                              6,170,000
                         Wichita Revenue (CSJ Health System Wichita-XXV):
    1,200,000  VMIG 1*     Series 25 4.00%(b)                                         1,200,000
    3,000,000  VMIG 1*     Series 85 4.00%(b)                                         3,000,000
   13,850,000  SP-1+     Wichita Temporary Notes Series 188 4.50% due 2/27/97        13,891,273
-----------------------------------------------------------------------------------------------
                                                                                     43,411,273
-----------------------------------------------------------------------------------------------
Kentucky -- 1.5%
    3,250,000  NR        Calvert City PCR (BOC Group Inc. Project) 3.90%(b)           3,250,000
   10,760,000  VMIG 1*   Clipper Kentucky Tax Exempt Trust 3.95%(b)                  10,760,000
   22,685,000  NR        Hancock County Industrial Building Revenue (Southwire Co.
                            Project) 4.00%(b)                                        22,685,000
    1,600,000  A-1       Jefferson County IDR (Belknap Inc. Project) 3.75%(b)         1,600,000
   41,700,000  NR        Ohio County PCR (Big Rivers Electric Corp.) 4.10%(b)        41,700,000
-----------------------------------------------------------------------------------------------
                                                                                     79,995,000
-----------------------------------------------------------------------------------------------
Louisiana -- 2.2%
    1,500,000  P-1*      Iberville Parish PCR (Dow Chemical Co. Project) 4.00%(a)(b)  1,500,000
    1,410,000  NR        Kentwood IDR Refunding (Suntory Water Group Inc.) 3.90%(b)   1,410,000
                         Lake Charles Harbor and Term District Revenue:
    1,400,000  P-1*        Citgo Petroleum Corp. 3.85%(b)                             1,400,000
    4,600,000  A-1+        Port Improvement  3.90%(b)                                 4,600,000
    4,000,000  A-1+      Louisiana Health Facilites Sisters of Charity TECP
                            3.55% due 11/14/96                                        4,000,000
   14,020,000  MIG 1*    Louisiana Housing Finance Agency Mortgage Revenue,
                            Series B-4 3.80% due 4/15/97(a)(c)                       14,020,000
                         Louisiana Public Authority Hospital Revenue:
    1,500,000  P-1*        Houma-Psychiatric Hospital Inc. 3.85%(b)                   1,500,000
   20,900,000  A-1+        Our Lady Lake TECP FGIC-Insured 3.60% due 12/11/96        20,900,000
    1,000,000  VMIG 1*     Program Hospital Refunding MBIA-Insured 3.90%(b)           1,000,000
    4,200,000  NR        Louisiana Public Facility Authority (Home Depot USA Inc.
                            Project) 4.00%(a)(b)                                      4,200,000
   21,800,000  VMIG 1*   Louisiana Public Facility (SCG Health Care System) TECP
                            3.50% due 10/30/96                                       21,800,000
    7,025,000  VMIG 1*   Louisiana State GO Muni Trust CTFS Series 29A
                            MBIA-Insured 3.90%(b)                                     7,025,000
   10,000,000  NR        Natchitoches Parish Revenue Refunding (Trust Joist Corp.
                            Project) 4.05%(b)                                        10,000,000
   11,700,000  VMIG 1*   New Orleans Aviation Board Revenue Passenger Facility
                            Charge 4.20%(a)(b)                                       11,700,000

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

      FACE
     AMOUNT    RATING     SECURITY                                                     VALUE
===============================================================================================
Louisiana -- 2.2% (continued)
  $ 4,000,000  NR        Ouachita Parish IDB (Sulzer Escher Wyss Project)
                            4.00%(a)(b)                                             $ 4,000,000
    3,800,000  A-1+      Plaquemines Parish Environmental Revenue (BP
                            Exploration & Oil) 4.10%(a)(b)                            3,800,000
-----------------------------------------------------------------------------------------------
                                                                                    112,855,000
-----------------------------------------------------------------------------------------------
Maine -- 0.5%
    2,020,000  A-1+      Maine Finance Authority Economic Development Revenue
                            Series A,B,C & E  4.15%(a)(b)                             2,020,000
   14,500,000  SP-1+     Maine State TANS 4.50% due 6/27/97                          14,564,848
    9,500,000  VMIG 1*   Westbrook Revenue (Southern Container Corp. Project)
                            3.90%(a)(b)                                               9,500,000
-----------------------------------------------------------------------------------------------
                                                                                     26,084,848
-----------------------------------------------------------------------------------------------
Maryland -- 4.0%
    6,000,000  NR        Anne Arundel County Economic Development Revenue
                            (West Capital Associates -- Capital Gazette
                            Communication, Inc.) 3.90%(b)                             6,000,000
    4,000,000  NR        Baltimore County Economic Development Revenue
                            Refunding Lithco Co. Project 4.00%(a)(b)                  4,000,000
                         Maryland State Community Development Administration
                            Department Housing & Community Development:
   16,175,000  VMIG 1*        First Series 3.90% due 9/1/97                          16,176,779
    4,935,000  NR             Muni Trust Receipts 4.05%(a)(b)                         4,935,000
    9,100,000  NR             Series 2024 4.00%(b)                                    9,100,000
    9,285,000  VMIG 1*        Second Series 4.00% due 9/1/97(a)                       9,285,927
   15,000,000  VMIG 1*   Maryland State Health & Higher Educational Facilities
                            Authority Revenue (Peninsula General Hospital) 3.90%(b)  15,000,000
    4,750,000  A-1+      Maryland State Industrial Development Financing Authority
                            Economic Development Revenue (General Binding Corp.
                            Project) 4.00%(a)(b)                                      4,750,000
   35,000,000  A-1+      Montgomery County BANS 3.55% due 11/12/96                   35,000,000
                         Montgomery County Economic Development Revenue
                            (Howard Hughes Medical Center):
   10,500,000  A-1+           Series A 3.85%(b)                                      10,500,000
   25,500,000  A-1+           Series B 3.80%(b)                                      25,500,000
   25,500,000  A-1+           Series C 3.85%(b)                                      25,500,000
   27,500,000  VMIG 1*   Montgomery County Housing Opportunity Community
                            Housing Revenue (Draper Land Apartments) Issue I
                            FGIC-Issued 3.90%(a)                                     27,500,000
   19,800,000  NR        Northeast Waste Disposal Authority Resource Recovery
                            Revenue MBIA-Insured Refunding 3.75% due 4/1/97          19,800,000
-----------------------------------------------------------------------------------------------
                                                                                    213,047,706
-----------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

      FACE
     AMOUNT    RATING     SECURITY                                                     VALUE
===============================================================================================
Massachussetts -- 2.1%
  $10,395,000  VMIG 1*   Clipper Massachusetts Tax-Exempt Trust 4.05%(a)(b)        $ 10,395,000
                         Massachusetts Bay Transportation Authority:
   18,185,000  A-1+        Muni Trust Receipts MBIA-Insured 3.90%(b)                 18,185,000
   40,000,000  SP-1        Series B 4.75% due 9/5/97                                 40,290,983
    8,000,000  SP-1+       Series C TECP 3.55% due 11/14/96                           8,000,000
   24,000,000  A-1       Massachusetts State GO Series A 4.25% due 6/10/97           24,063,803
    4,000,000  NR        Massachusetts State Industrial Finance Authority IDR
                            (Sunstrand Corp. Project) 4.00%(a)(b)                     4,000,000
    3,660,000  NR        Massachusetts State Industrial Finance Industrial Revenue
                            (Catamount Manufacturing Inc.) 3.00%(a)(b)                3,660,000
-----------------------------------------------------------------------------------------------
                                                                                    108,594,786
-----------------------------------------------------------------------------------------------
Michigan -- 2.6%
    3,500,000  NR        Berrien County Limited Obligation Revenue (Menasha Corp.
                            Project) 3.90%(b)                                         3,500,000
   10,000,000  SP-1+     Michigan City School District (State School Aid Notes)
                            4.50% due 5/1/97                                         10,030,938
   18,850,000  A-1+      Detroit Sewer Disposable Revenue Muni Trust Receipts
                             FGIC-Insured 4.00%(b)                                   18,850,000
    4,000,000  A-1+      Detroit Water Supply System FGIC-Insured 3.90%(b)            4,000,000
   10,000,000  SP-1+     Michigan State Muni Board Authority Revenue Series B
                            4.50% due 7/25/97                                        10,043,045
   14,180,000  NR        Michigan State HDA 4.00%(b)                                 14,180,000
                         Michigan State HDA Rental Housing Revenue:
    5,000,000  VMIG 1*     Series A TECP 3.55% due 10/24/96(a)                        5,000,000
    2,135,000  VMIG 1*     Series A TECP 3.60% due 10/30/96(a)                        2,135,000
    4,000,000  VMIG 1*     Series A 4.05%(a)(b)                                       4,000,000
    3,300,000  A-1+        Series C 3.90%(b)                                          3,300,000
    5,500,000  VMIG 1*     Woodland Meadows Project 3.95%(a)(b)                       5,500,000
                         Michigan Strategic Fund:
   28,440,000  VMIG 2*     PCR (General Motors Corp. Project) 3.75%(b)               28,440,000
    3,000,000  VMIG 2*     PCR Refunding (General Motors Corp. Project) 4.00%(b)      3,000,000
   15,700,000  P-1*        Solid Waste Disposal Revenue (Grayling Generating
                            Project) 3.95%(a)(b)                                     15,700,000
    6,800,000  VMIG 1*   University of Michigan University Revenue,
                            Yamaha Music 4.35%(a)(b)                                  6,800,000
-----------------------------------------------------------------------------------------------
                                                                                    134,478,983
-----------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

      FACE
     AMOUNT    RATING     SECURITY                                                     VALUE
===============================================================================================
Minnesota -- 2.1%
  $ 6,000,000  A-1+      Becker PCR (Northern State Power Co. Series A) TECP
                            3.55% due 10/29/96                                      $ 6,000,000
    5,000,000  A-1       Bloomington Multi-Family Housing Revenue Refunding
                            (Rental Housing Crow/Bloomington) 3.70%(b)                5,000,000
   24,000,000  A-1+      Eagle Tax-Exempt Trust State of Minnesota Muni Trust
                            Receipts 3.75% due 11/1/96                               24,000,000
    2,400,000  A-1       Golden Valley IDR (Unicare Homes Project) 4.15%(b)           2,400,000
    1,000,000  A-1+      Hubbard County Solid Waste Disposal Revenue (Potlatch
                            Corp. Project) 4.00%(a)(b)                                1,000,000
                         Minneapolis GO:
   13,980,000  A-1+        Series B 3.86%(b)                                         13,980,000
    9,000,000  A-1+        Series A 3.86%(b)                                          9,000,000
    3,300,000  VMIG 1*   Minneapolis Community Development Agency Revenue
                           (Riverplace Project Pennacle Apartment) 3.95%(b)           3,300,000
    9,900,000  A-1+      Minneapolis St. Paul Housing Finance Multi-Family
                           Housing Revenue 4.05%(a)(b)                                9,900,000
                         Minnesota State Housing Finance Agency:
    2,445,000  A-1+        Series M 3.50% due 12/12/96                                2,445,000
      435,000  A-1+        Series O 3.60% due 12/12/96                                  435,000
    1,690,000  NR        Moorehead IDR Refunding (Super Value Store Project)
                            4.05% (b)                                                 1,690,000
                         Rochester Health Care Facility (Mayo Foundation Project):
   10,000,000  A-1+        Series A 4.05%(b)                                         10,000,000
   17,600,000  A-1+        Series C 4.05%(b)                                         17,600,000
    3,300,000  A-1+      Saint Paul Housing & Redevelopment Authority Revenue
                           (Housing Development Minnesota Multi-City) 3.85%(b)        3,300,000
-----------------------------------------------------------------------------------------------
                                                                                    110,050,000
-----------------------------------------------------------------------------------------------
Mississippi -- 0.5%
   10,000,000  A-1+      Canton IDR (Levi Strauss & Co. Project) 3.90%(b)            10,000,000
    2,880,000  NR        Jackson IDR Refunding (McKesson Corp. Project) 3.90%(b)      2,880,000
    5,000,000  A-1+      Mississippi Business Financial Corp. Solid Waste Disposal
                            Revenue 3.95%(b)                                          5,000,000
    5,350,000  NR        Newton IDR Refunding (La-Z-Boy Chair Co. Project) 3.90%(b)   5,350,000
    3,700,000  A-2       Warren County Solid Waste Disposal Revenue (International
                            Paper Co. Project) TECP 3.45% due 3/1/97(a)               3,700,000
    1,500,000  NR        Washington County IDR (LA-Z-Boy Chair Project) 3.90%(b)      1,500,000
-----------------------------------------------------------------------------------------------
                                                                                     28,430,000
-----------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

      FACE
     AMOUNT    RATING     SECURITY                                                     VALUE
===============================================================================================
Missouri -- 3.3%
  $ 4,500,000  P-1*      Carthage IDA Revenue (Schreiber Foods Inc. Project)
                            4.35%(a)(b)                                             $ 4,500,000
    1,100,000  A-1       Joplin IDA IDR (Northpark Mall Extension) 3.95%(b)           1,100,000
    5,195,000  A-1+      Kansas City IDA Multi-Family Housing Revenue (Willow
                            Creek IV Apartments) 3.85%(b)                             5,195,000
   13,000,000  A-1+      Maries County IDA Solid Waste Management Revenue
                            (Kingsford Project) 4.00%(a)(b)                          13,000,000
                         Missouri Higher Education Loan Authority Student
                            Loan Revenue:
   23,300,000  VMIG 1*       Series 88A 3.90%(a)(b)                                  23,300,000
   29,300,000  VMIG 1*       Series 90A 3.90%(a)(b)                                  29,300,000
   19,250,000  VMIG 1*       Series 90B 3.90%(a)(b)                                  19,250,000
    4,000,000  P-1*      Missouri State Environmental Improvement and Energy
                            Authority (Utilicorp United Inc. Project) 4.00%(a)(b)     4,000,000
                         Missouri State Environmental Improvement and Energy
                            Resource Authority PCR (Union Electric Co. Project) Series A:
    5,145,000  A-1+          TECP 3.60% due 10/9/96                                   5,145,000
    5,000,000  A-1+          TECP 3.45% due 11/27/96                                  5,000,000
                         Missouri State Health & Educational Facilities
                            Authority Revenue:
   10,000,000  A-1+          Sister of Mercy Health Care Project Refunding 3.80%(b)  10,000,000
    8,100,000  A-1+          St. Anthony's Medical Center Series A 3.80%(b)           8,100,000
    6,100,000  A-1+          St. Anthony's Medical Center Series B 3.80%(b)           6,100,000
    3,900,000  VMIG 1*       St. Anthony's Series C 3.45% due 10/2/96                 3,900,000
    2,000,000  NR        Missouri State IDB IDR (Kawasaki Motors Manufacturing
                            Co.) 4.25%(a)(b)                                          2,000,000
    2,970,000  A-1       St. Louis County IDA Multi-Family Housing Revenue Refunding
                            (Westport Station Apartments) Series A 3.80%(b)           2,970,000
   25,000,000  SP-1+     University of Missouri Series FY 1996-1997
                            4.75% due 6/30/97                                        25,152,253
    4,000,000  NR        Versailles IDA IDR Refunding (Gates Rubber Co. Project)
                            3.875%(b)                                                 4,000,000
-----------------------------------------------------------------------------------------------
                                                                                    172,012,253
-----------------------------------------------------------------------------------------------
Montana -- 0.3%
    1,600,000  NR        Missoula IDR (Washington Corp. Project) 3.72%(b)             1,600,000
    3,925,000  A-1+      Montana Board of Investment (Colstrip 89) 4.538%(b)          3,925,000
   12,000,000  VMIG 1*   Montana State Health Facilities Authority Revenue (Pooled
                            Loan Program) Series A FGIC-Insured 3.90%(b)             12,000,000
-----------------------------------------------------------------------------------------------
                                                                                     17,525,000
-----------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

      FACE
     AMOUNT    RATING     SECURITY                                                     VALUE
===============================================================================================
Nebraska -- 1.5%
  $ 2,900,000  VMIG 1*   Buffalo County IDR (Agrex Inc. Project) 4.35%(b)           $ 2,900,000
                         Nebraska Higher Education Loan Program Income Revenue
                           Student Loan Program:
   19,850,000  A-1+          Series A 4.00%(a)(b)                                    19,850,000
   12,300,000  A-1+          Series B 4.00%(a)(b)                                    12,300,000
   22,280,000  A-1+          Series D 4.00%(a)(b)                                    22,280,000
   19,725,000  A-1+          Series 2016C 4.00%(a)(b)                                19,725,000
    3,500,000  A-1+          Series 2018C 4.00%(b)                                    3,500,000
-----------------------------------------------------------------------------------------------
                                                                                     80,555,000
-----------------------------------------------------------------------------------------------
Nevada -- 1.8%
    9,790,000  A-1+      Clark County Airport Improvement Revenue Lien
                            Series A-2 3.90%(a)(b)                                    9,790,000
                         Clark County IDR:
    1,000,000  A-1+        Nevada Gogeneration Association 4.10%(a)(b)                1,000,000
   21,000,000  A-1+        Nevada Power Co. Project Series A 4.10%(a)(b)             21,000,000
   39,000,000  A-1+        Nevada Power Co. Project Series B 4.00%(a)(b)             39,000,000
   11,450,000  NR        Clark County School District Muni Trust Receipts
                             FGIC-Insured 3.95%(a)(b)                                11,450,000
   11,715,000  A-1+      Henderson Public Improvement Trust Housing Revenue
                            Multi-Family (Pueblo Verde) 3.90%(b)                     11,715,000
    2,400,000  A-1+      Washoe County Water Facility Revenue (Sierra Pacific
                            Power Co. Project) 4.10%(a)(b)                            2,400,000
-----------------------------------------------------------------------------------------------
                                                                                     96,355,000
-----------------------------------------------------------------------------------------------
New Hampshire -- 1.2%
    4,200,000  A-1       New Hampshire Higher Educational & Health Facilities
                            Authority Revenue (VHA New England Inc.) Series E
                            AMBAC-Insured 3.85%(b)                                    4,200,000
                         New Hampshire State Business Finance Authority PCR
                            Refunding Public Service Co.:
   37,000,000  A-1+          Series 92D 4.00%(a)(b)                                  37,000,000
    2,100,000  A-1+          Series 93E 4.00%(a)(b)                                   2,100,000
    8,725,000  A-1       New Hampshire State HFA Multi-Family Housing (Manchester)
                            3.85%(b)                                                  8,725,000
                         New Hampshire State IDA Revenue:
    1,700,000  NR          Industrial Development (KRH Rolls Inc.) 3.75%(a)(b)        1,700,000
    2,000,000  NR          Pollution Control (Conneticut Light & Power Co.)
                           3.95%(a)(b)                                                2,000,000
   10,000,000  A-1+      New Hampshire State IDA Solid Waste Disposal Facility
                            Revenue (United Illuminating Co. Project) Series A
                            3.75% due 3/3/97(c)                                      10,000,855
-----------------------------------------------------------------------------------------------
                                                                                     65,725,855
-----------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

      FACE
     AMOUNT    RATING     SECURITY                                                     VALUE
===============================================================================================
New Jersey -- 0.9%
                         North Bergen Notes:
  $ 7,300,000  NR          4.375% due 4/25/97                                       $ 7,314,831
    3,200,000  NR          4.50% due 4/25/97                                          3,208,720
    9,205,000  A-1+      New Jersey State Housing & Mortgage Finance Agency
                            Revenue AMBAC-Insured 3.85%(a)(b)                         9,205,000
                         New Jersey State TRANS TECP:
   15,000,000  A-1+        3.65% due 12/13/96                                        15,000,000
    9,000,000  A-1+        3.60% due 1/14/97                                          9,000,000
    4,000,000  NR        Trenton Temporary Notes 4.25% due 12/20/96                   4,004,634
-----------------------------------------------------------------------------------------------
                                                                                     47,733,185
-----------------------------------------------------------------------------------------------
New Mexico -- 0.7%
    4,900,000  NR        Bellen IDR (Solo New Mexico Project) 4.00%(a)(b)             4,900,000
   23,705,000  NR        Los Alamos County Inc. Utility System Revenue Series A
                            (Pre-Refunded --  Escrowed with U.S. Government
                            Securities to 1/1/97 Call @ 102) 7.75% due 1/1/15(d)     24,427,136
                         New Mexico Mortgage Finance Authority:
    4,400,000  NR          Muni Trust Receipts FGIC-Insured 3.85% due 4/1/97          4,400,000
    4,725,000  NR          Series 1995 4.05%(a)(b)                                    4,725,000
-----------------------------------------------------------------------------------------------
                                                                                     38,452,136
-----------------------------------------------------------------------------------------------
New York -- 8.0%
    8,275,000  NR        Clinton County BAN 4.00% due 12/12/96                        8,283,020
                         Eagle Tax-Exempt Trust Muni Trust Receipts:
    9,200,000  A-1+        NYC Muni-Water MBIA-Insured 3.95%(b)                       9,200,000
    2,000,000  A-1+        NYC Enviornment CGIC-Insured 3.95%(b)                      2,000,000
    2,000,000  A-1+        NYS Medicare AMBAC-Insured 3.95%(b)                        2,000,000
   22,200,000  A-1       Metropolitan Transportation Authority Commuter Facility
                            Revenue 3.75%(b)                                         22,200,000
   30,000,000  SP-1      Nassau County BAN Series C 4.25% due 3/14/97                30,064,309
   10,300,000  NR        Nassau County Board Coop Educational Services Sole
                            Supervisory District RAN 4.25% due 6/26/97               10,310,853
    3,410,000  AAA       Nassau County GO General Improvement Series R
                            FGIC-Insured 5.00% due 11/1/96                            3,413,536
   15,000,000  SP-1      Nassau County RAN Series B 4.25% due 4/15/97                15,040,807
                         New York City GO:
   26,300,000  A-1+        Series F-6 3.80%(b)                                       26,300,000
    6,100,000  A-1+        Series F-7 3.80%(b)                                        6,100,000
   15,400,000  A-1+        Series 92D FGIC-Insured 3.75%(b)                          15,400,000
    2,600,000  A-1+        Sub-Series B5 MBIA-Insured 3.90%(b)                        2,600,000
    1,400,000  A-1+        Sub-Series B8 3.75%(b)                                     1,400,000
                         New York City Housing Development Corp. Mortgage
                            Revenue Multi-Family:
    2,100,000  A-1           Columbus Apartment Project 3.65%(b)                      2,100,000
    4,900,000  VMIG 1*       East 96th St Project Series A 3.70%(b)                   4,900,000
   10,200,000  A-1           East 17th St Series A 3.95%(b)                          10,200,000

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

      FACE
     AMOUNT    RATING     SECURITY                                                     VALUE
===============================================================================================
New York -- 8.0% (continued)
  $ 1,200,000  A-1+      New York City IDA (Ronald McDonald House) 3.65%(b)         $ 1,200,000
                         New York City Muni Water Finance Authority Water &
                            Sewer System Revenue:
    9,685,000  A-1+          Muni Trust Receipts MBIA-Insured 3.80%(b)                9,685,000
   10,900,000  A-1+          Series 4 3.45% due 10/24/96                             10,900,000
    3,200,000  A-1           Series 92A 3.90%(b)                                      3,200,000
    4,300,000  A-1+      New York State Dormitory Authority Revenue Colgate University
                            Muni Trust Receipts Series 15 FGIC-Insured 3.80%(b)       4,300,000
    4,000,000  A-1+      New York State Energy Research & Development Authority
                            PCR Refunding (New York Electric & Gas)
                            Series B 3.90%(b)                                         4,000,000
                         New York State Local Assistance Corp.:
    3,300,000  A-1+        Series A 3.70%(b)                                          3,300,000
   13,500,000  A-1+        Series C 3.75%(b)                                         13,500,000
                         New York State Medical Care Facilities Finance
                            Agency Revenue:
   10,098,000  NR            FSA-Insured 3.60% due 11/21/96                          10,098,000
    4,000,000  VMIG 1*       Lenox Hill Hospital Series A 3.65%(b)                    4,000,000
    9,775,000  A-1+          Muni Trust Receipts 3.80%(b)                             9,775,000
   10,470,000  A-1+          Muni Trust Receipts 3.85%(b)                            10,470,000
    5,625,000  VMIG 1*       Muni Trust Receipts 3.85%(b)                             5,625,000
   18,222,300  VMIG 1*       Muni Trust Receipts 3.70% due 10/11/96                  18,222,300
    8,140,000  VMIG 1*       Muni Trust Receipts FHA-Insured 3.85%(b)                 8,140,000
   12,125,000  VMIG 1*       St. Lukes Hospital Muni Trust Receipts 3.85%(b)         12,125,000
                         New York State Mortgage Agency Revenue:
    1,875,000  VMIG 1*     Muni Trust Receipts 2019 4.00%(a)(b)                       1,875,000
    3,000,000  VMIG 1*     Muni Trust Receipts 2025 4.00%(a)(b)                       3,000,000
    2,500,000  A-1+      New York State Throughway Authority Revenue Muni Trust
                            Receipts FGIC-Insured 3.80%(b)                            2,500,000
   18,650,000  A-1+      New York State Urban Developement Corp. Revenue GO
                            Muni Trust Receipts MBIA-Insured 3.80%(b)                18,650,000
                         Niagara County IDA Solid Waste Disposal Revenue
                            Refunding (American Ref-fuel Co.):
   10,000,000  A-1           Series D 4.10%(a)(b)                                    10,000,000
    5,300,000  A-1           3.85% due 10/7/96(a)                                     5,300,000
   10,000,000  A-1           3.75% due 10/7/96(a)                                    10,000,000
    5,400,000  A-1           3.75% due 10/18/96(a)                                    5,400,000
    2,750,000  NR        Onondaga County IDA IDR (Southern Container Project)
                            Series B 3.80%(a)(b)                                      2,750,000
    3,000,000  A-1+      Port Authority of NY and NJ Special Obligation Revenue
                            (Versatile Structure) Series 1 3.80%(a)(b)                3,000,000
    8,000,000  NR        Rochester BAN Series I 4.125% due 10/31/96                   8,003,165
    3,000,000  NR        Rochester GO Muni Trust Receipts AMBAC-Insured 3.95%(b)      3,000,000
   10,000,000  MIG 1*    Suffolk County BAN Series A 4.00% due 1/2/97                10,007,622

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

      FACE
     AMOUNT    RATING     SECURITY                                                     VALUE
===============================================================================================
New York -- 8.0% (continued)
  $ 5,049,000  VMIG 1*   Triborough Bridge & Tunnel Authority Revenue Muni Trust
                            Receipts FGIC-Insured 3.90%(b)                          $ 5,049,000
   31,800,000  VMIG 1*   Triborough Bridge & Tunnel Authority Special Obligation
                            FGIC-Insured 3.80%(b)                                    31,800,000
-----------------------------------------------------------------------------------------------
                                                                                    420,387,612
-----------------------------------------------------------------------------------------------
North Carolina -- 1.2%
   32,800,000  MIG 1*    Bladen County Industrial Facilities & PCFA Resource Recovery
                            Revenue (Beach Energy Project) 4.05%(a)(b)               32,800,000
    3,500,000  NR        Iredell County Industrial Facilities & PCFA Industrial
                            Revenue (Valspar Corp. Project) 3.95%(a)(b)               3,500,000
   24,400,000  VMIG 1*   Lenoir County PCFA Resource Recovery (Carolina Project)
                            4.05%(a)(b)                                              24,400,000
    3,000,000  A-1+      North Carolina Power Agency (Catawba Project) TECP
                            3.55% due 11/12/96                                        3,000,000
-----------------------------------------------------------------------------------------------
                                                                                     63,700,000
-----------------------------------------------------------------------------------------------
Ohio -- 1.5%
   14,290,000  VMIG 1*   Cleveland City School District Muni Trust Receipts
                            AMBAC-Insured 3.30% due 6/1/97                           14,290,000
   14,000,000  A-1+      Eagle Tax-Exempt Trust Muni Trust Receipts
                            AMBAC-Insured Ohio Water Development 3.95%(b)            14,000,000
    2,000,000  NR        Franklin County IDR (Tigerpoly Manufacturing Inc.)
                            4.05%(a)(b)                                               2,000,000
    1,800,000  A-1+      Fulton County IDR (Poly Craft Inc.) 3.875%(b)                1,800,000
    2,000,000  VMIG 1*   Hillsboro IDR (Manufacturing Co. Limited Project) 4.30%(b)   2,000,000
   10,000,000  NR        North Olmsted BAN 4.60% due 12/19/96                        10,010,533
    2,000,000  NR        Oakwood IDR (Sennett Steel Corp. Project) 3.90%(b)           2,000,000
                         Ohio State Air Quality Development Authority Revenue:
    4,130,000  VMIG 1*     Environmental Improvement USX Project 3.55% due 10/1/96    4,130,000
    4,000,000  A-1+        JMG Funding Limited Partnership Series A 3.80%(a)(b)       4,000,000
    3,000,000  A-1+        JMG Funding Limited Partnership Series B 3.90%(a)(b)       3,000,000
    4,260,000  NR        Ohio State PCR (General Motors Corp. Project) 3.90%(b)       4,260,000
    3,000,000  A-1+      Ohio State Public Facilities Muni Trust Receipts 4.00%(a)(b) 3,000,000
    5,500,000  A-1+      Ohio State Water Development Authority PCR Duquesne
                             Light Co. Project 3.95%(b)                               5,500,000
   10,500,000  MIG 1*    Summit County BANS Series B 4.00% due 6/5/97                10,523,945
-----------------------------------------------------------------------------------------------
                                                                                     80,514,478
-----------------------------------------------------------------------------------------------
Oklahoma -- 0.5%
    1,145,000  NR        Adair County IDR (Baldor Electric Co.) 3.90%(b)              1,145,000
    7,780,000  VMIG 1*   Broken Arrow Economic Development Authority (Paragon
                            Films Inc. Project) 4.175%(a)(b)                          7,780,000
    4,500,000  VMIG 1*   Creek County Industrial Authority Revenue Industrial
                            Development (Henry Vogt Machinery) 4.10%(a)(b)            4,500,000

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

      FACE
     AMOUNT    RATING     SECURITY                                                     VALUE
===============================================================================================
Oklahoma -- 0.5% (continued)
  $ 7,265,000  NR        Garfield County Industrial Authority IDR Refunding (BOC
                            Group Inc. Project) 3.90%(b)                            $ 7,265,000
                         Tulsa Industrial Authority Revenue (Hospital Hillcrest
                             Medical Center Project):
    4,000,000  VMIG 1*       Series 1985 3.90%(b)                                     4,000,000
    3,875,000  VMIG 1*       Series 1988 3.90%(b)                                     3,875,000
-----------------------------------------------------------------------------------------------
                                                                                     28,565,000
-----------------------------------------------------------------------------------------------
Oregon -- 1.0%
    3,700,000  A-1       Forsyth Mont PCR (Portland General Electric)
                            Series C 3.90%(b)                                         3,700,000
    1,300,000  A-1       Oregon State Economic Development Commission Economic
                            & IDR (Trust Joist) 3.90%(b)                              1,300,000
    2,400,000  A-1       Oregon State Economic Development Revenue (Kydtaru
                            Oregon Project) 3.80%(a)(b)                               2,400,000
    9,000,000  MIG 1*    Oregon State Housing Community Series F
                            3.55% due 12/12/96(a)                                     9,000,000
                         Oregon State Housing & Community Services Department
                            Mortgage Revenue (Single Family Mortgage Program):
    1,500,000  VMIG 1*       Series F 4.00% due 8/8/97                                1,500,000
    2,700,000  VMIG 1*       Series G 4.10% due 8/8/97                                2,700,000
    4,100,000  A-1+      Oregon State G.O. 3.80%(b)                                   4,100,000
                         Port St. Helen's PCR (Portland General Electric):
      700,000  A-1+        Series A 4.00%(b)                                            700,000
    2,800,000  A-1+        Series B 3.95%(b)                                          2,800,000
                         Portland Multi-Family Revenue:
    6,850,000  A-1+        South Park Block Project Series A 3.85%(b)                 6,850,000
    1,845,000  P-1*        University Park Apartments Project 3.85%(b)                1,845,000
   16,900,000  P-1*      Washington County Housing Authority Multi-Family
                            (Cedar Mill Project) 3.95%(a)(b)                         16,900,000
-----------------------------------------------------------------------------------------------
                                                                                     53,795,000
-----------------------------------------------------------------------------------------------
Pennsylvania -- 4.2%
                         Allegheny County Hospital Development Authority Revenue:
    2,600,000  A-1+        Allegheny General Hospital Series B 3.80%(a)(b)            2,600,000
    5,200,000  A-1+        Health Center Dev Inc. TECP Series B 3.50% due 11/27/96    5,200,000
    5,800,000  VMIG 1*   Allegheny County IDA Revenue (Residential Rental
                            Development) Series A 5.00%(a)(b)                         5,800,000
    5,000,000  VMIG 1*   Beaver County IDA PCR (Duquesne Light) TECP 3.45%
                            due 10/11/96                                              5,000,000
   12,400,000  A-1+      Cambria County IDA Resource Recovery Revenue
                           (Cambria Cogen Project) Series V-2 4.00%(a)(b)            12,400,000
    2,000,000  A-2       Chester County IDA IDR General Motors Corp. Project
                            4.00%(b)                                                  2,000,000
   13,450,000  A-2       Clinton County IDA Solid Waste Disposal (International
                            Paper Co. Project) 3.80% due 1/15/97(a)(b)               13,450,000

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

      FACE
     AMOUNT    RATING     SECURITY                                                     VALUE
===============================================================================================
Pennsylvania -- 4.2% (continued)
  $ 2,500,000  A-1+      Commonwealth of Pennsylvania State GO Muni Trust
                            Receipts AMBAC-Insured 4.10%(b)                         $ 2,500,000
                         Delaware County IDA PCR (Philadelphia Electric Series C):
    5,000,000  A-1+        TECP 3.45% due 10/7/96                                     5,000,000
    1,000,000  A-1+        TECP FGIC-Insured 3.45% due 10/30/96                       1,000,000
   14,500,000  A-1+        TECP FGIC-Insured 3.60% due 11/12/96                      14,500,000
    2,800,000  NR        Dauphin County Redevelopment Authority Multi-Family
                            Revenue (High Pointe Club) 3.95%(a)(b)                    2,800,000
                         Eagle Tax-Exempt Trust Muni Trust Receipts AMBAC-Insured
                            Beaver County:
   19,000,000  A-1           Series 95A 3.95%(b)                                     19,000,000
   19,000,000  A-1           Series 95B 3.95%(b)                                     19,000,000
    3,900,000  NR        East Pennsylvania Industrial & Commercial Development
                            Authority (Electronic Data Systems Corp.) 3.90%(a)(b)     3,900,000
                         Pennsylvania State Higher Education Assistance Agency
                            Student Loan Revenue:
    3,200,000  A-1+          Series B 3.90%(a)(b)                                     3,200,000
   10,000,000  A-1+          Series C 3.90%(a)(b)                                    10,000,000
      800,000  VMIG 1*   Pennsylvania State Higher Educational Facilities Authority
                            College & University Revenues (Temple University) 3.95%(b)  800,000
   10,000,000  MIG 1*    Pennsylvania State University (University Project Notes)
                            Series A 4.00% due 12/18/96                              10,009,703
   10,000,000  SP-1      Philadelphia School District TRAN 4.50% due 6/30/97         10,035,876
   27,000,000  SP-1      Philadelphia TRAN Series A 4.50% due 6/30/97                27,106,305
   32,900,000  VMIG 1*   Quakertown Hospital Program Series 1985A 3.80%(b)           32,900,000
   10,235,000  A-1+      Southeastern Transportation Authority Special Revenue
                            Muni Trust Receipts 3.90%(b)                             10,235,000
    1,715,000  A-1+      Schulykill County IDA Resource Recovery Revenue
                            (Northeastern Power Co.) 3.90%(b)                         1,715,000
    2,790,000  NR        York County IDA IDR (New Edgcomb Corp. Project)
                            3.625%(b)                                                 2,790,000
-----------------------------------------------------------------------------------------------
                                                                                    222,941,884
-----------------------------------------------------------------------------------------------
Rhode Island -- 0.3%
   10,695,000  NR        Cranston BAN 4.625% due 3/3/97                              10,717,871
    3,900,000  A-1+      Providence Off Street Public Parking Corp. Exempt Facility
                            Revenue (Washington Street Garage Corp. Project)
                            3.95%(a)(b)                                               3,900,000
-----------------------------------------------------------------------------------------------
                                                                                     14,617,871
-----------------------------------------------------------------------------------------------
South Carolina -- 0.5%
    2,400,000  NR        Anderson County Industrial Revenue (Fed Paper Board Co. Inc.
                            Project) 4.00%(a)(b)                                      2,400,000
    2,252,000  NR        Chesterfield County IDR (Culp Inc. Project) 4.00%(a)(b)      2,252,000
    6,100,000  A-1+      Rock Hill County Utility Stystem Revenue FGIC-Insured
                            3.85%(b)                                                  6,100,000

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

      FACE
     AMOUNT    RATING     SECURITY                                                     VALUE
===============================================================================================
South Carolina -- 0.5% (continued)
                         South Carolina Jobs Economic Development Authority
                            Economic Development Revenue:
  $ 4,200,000  NR            Conco Medical Products Project 4.15%(a)(b)             $ 4,200,000
    4,500,000  NR            Galey & Lord Industries Inc. Project 4.00%(a)(b)         4,500,000
    6,000,000  NR            Orders Realty Co. Inc. Project 4.00%(a)(b)               6,000,000
-----------------------------------------------------------------------------------------------
                                                                                     25,452,000
-----------------------------------------------------------------------------------------------
Tennessee -- 3.8%
                         Anderson County Tennessee IDB Revenue:
    4,000,000  P-1*        Becromal of America Inc. Project 4.35%(a)(b)               4,000,000
    1,300,000  P-1*        Becromal of America Inc. Project 4.35%(a)(b)               1,300,000
    9,100,000  A-1       Clarksville Public Building Authority Revenue (Pooled
                            Financing Tennessee Muni Board Fund) 3.85%(b)             9,100,000
    2,000,000  NR        Covington IDB Revenue Refunding (Wallace Computer
                            Services) 4.00%(a)(b)                                     2,000,000
    4,500,000  A-1+      Franklin IDB Multi-Family Revenue (Landings Project)
                            Class C 3.80%(b)                                          4,500,000
    8,100,000  NR        Loudon IDB PCR (AE Staley Manufacturing) 3.90%(b)            8,100,000
    4,665,000  NR        Memphis Electric System Revenue Muni Trust Receipts
                            4.00%(b)                                                  4,665,000
   12,400,000  VMIG 1*   Metro Government Nashville & Davidson County IDB Revenue
                            Multi-Family Housing (Arbor Knoll) 3.90%(b)              12,400,000
                         Metropolitan Nashville Airport Refunding FGIC-Insured:
    2,900,000  A-1+        Series 1993 3.85%(b)                                       2,900,000
   23,300,000  A-1+        Series 1995 3.85%(b)                                      23,300,000
    2,600,000  NR        Roane County IDB IDR (Great Lakes Carbon Corp.) 3.70%(b)     2,600,000
    3,000,000  VMIG 1*   Shelby County Health Educational & Housing Facilities Board
                            Revenue Multi-Family Housing (Arbor Lake) 3.95%(a)(b)     3,000,000
   11,240,000  NR        Tennessee State Housing Development Agency Muni Trust
                            Receipts FSA-Insured 3.85% due 4/1/97                    11,240,000
   13,500,000  SP-1+     Tennessee State Local Development Authority Revenue
                            4.00% due 5/29/97                                        13,530,906
                         Tennessee State School Board Authority (Higher Educational
                            Facilities) BANS:
    3,975,000  A-1+          Series A 3.85%(b)                                        3,975,000
    5,100,000  A-1+          Series B 3.85%(b)                                        5,100,000
    6,650,000  A-1+          Series C 3.85%(b)                                        6,650,000
                         Volunteer State Student Funding Corp. Tennessee Student
                            Loan Revenue:
    2,000,000  A-1           Series A 4.00%(a)(b)                                     2,000,000
    4,000,000  A-1           Series A-1 4.00%(a)(b)                                   4,000,000
   25,100,000  A-1           Series A-2 4.00%(a)(b)                                  25,100,000
   13,700,000  A-1           Series A-2 4.00%(a)(b)                                  13,700,000
   36,000,000  A-1           Series A-3 4.00%(a)(b)                                  36,000,000
-----------------------------------------------------------------------------------------------
                                                                                    199,160,906
-----------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

      FACE
     AMOUNT    RATING     SECURITY                                                     VALUE
===============================================================================================
Texas -- 8.0%
  $13,500,000  VMIG 1*   Amarillo Health Facilities Corporate Revenue 4.05%(b)      $13,500,000
                         Austin Independent School District Muni Trust Receipts:
    4,750,000  NR          Series 2011 3.95%(b)                                       4,750,000
    4,750,000  NR          Series 2012 3.95%(b)                                       4,750,000
   12,745,000  NR          Series 2013 3.95%(b)                                      12,745,000
   19,340,000  A-1+      Austin Utility System Revenue Muni Trust Receipts
                            MBIA-Insured 3.95%(b)                                    19,340,000
    3,500,000  A-1+      Brazos River Authority PCR (Utilities Electric Co.)
                            3.75% due 11/13/96(a)                                     3,500,000
                         City of Houston GO:
    5,000,000  A-1+        TECP Series A 3.45% due 10/8/96                            5,000,000
    1,400,000  A-1+        TECP Series B 3.45% due 10/8/96                            1,400,000
                         Corpus Christi Texas Industrial Development Corp. IDR
                            (Dedietrich USA Inc. Project):
    3,000,000  VMIG 1*       #129AX 4.00%(a)(b)                                       3,000,000
    2,000,000  VMIG 1*       #129BX 4.00%(a)(b)                                       2,000,000
    2,180,000  NR        Dallas Housing Financial Corp., Series A Muni Trust
                            Receipts 3.85% due 4/1/97(a)                              2,180,000
   10,300,000  A-1+      Eagle Tax-Exempt Muni Trust Receipts Bexar Co. 4.10%(a)(b)  10,300,000
   23,000,000  VMIG 1*   Greater East Texas Higher Education Authority Inc. Student
                            Loan Revenue Senior Lien Series 1995A 3.85% due
                            5/1/97(a)                                                23,002,015
                         Gulf Coast Waste Disposal Authority (Amoco Oil Co. Project):
    9,700,000  VMIG 1*     4.10%(a)(b)                                                9,700,000
    7,200,000  VMIG 1*     3.45% due 10/1/96                                          7,200,000
                         Harris County Health Facilities Development Corp. School
                            Health Care System Revenue Sisters of Charity:
    8,400,000  A-1+          TECP 3.55% due 10/28/96                                  8,400,000
    8,600,000  A-1+          TECP 3.50% due 10/30/96                                  8,600,000
    5,300,000  A-1+          TECP 3.50% due 10/30/96                                  5,300,000
   16,150,000  A-1+          TECP 3.45% due 11/26/96                                 16,150,000
    1,400,000  P-1*      Harris County Industrial Development Corp. IDR
                           (Chusei USA Project) 4.35%(a)(b)                           1,400,000
                         Houston Water & Sewer System Revenue:
   15,000,000  A-1+        Muni Trust Receipts MBIA-Insured 4.00%(b)                 15,000,000
   10,000,000  A-1         TECP Series A 3.50% due 10/30/96                          10,000,000
    2,000,000  A-1+      Hunt County Industrial Development Corp. Revenue (Trico
                            Ind. Inc. Project) 3.85%(b)                               2,000,000
    3,000,000  A-1+      Intermountain Power Agency Series 1985E TECP
                            3.55% due 10/15/96                                        3,000,000
    8,000,000  NR        Leon County Development Corp. IDR (BOC Group Inc.
                            Project) 3.90%(b)                                         8,000,000
    1,100,000  NR        McAllen Health Facilities Development Corp. Revenue
                            (McAllen Associates No.1) 3.90%(b)                        1,100,000

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

      FACE
     AMOUNT    RATING     SECURITY                                                     VALUE
===============================================================================================
Texas -- 8.0% (continued)
                         North Texas Higher Education Authority Inc. Student Loan
                            Revenue Refunding:
  $ 6,700,000  A-1+          Series 1991A 3.90%(a)(b)                               $ 6,700,000
   10,200,000  SP-1+         Series 1991C AMBAC-Insured 3.90%(a)(b)                  10,200,000
   15,400,000  VMIG 1*       Series 1996C AMBAC-Insured 3.90%(a)(b)                  15,400,000
    1,500,000  SP-1+         Series 1991F AMBAC-Insured 3.90%(a)(b)                   1,500,000
    5,500,000  VMIG 1*       Series 1993A 3.90%(a)(b)                                 5,500,000
    7,000,000  A-1+      Plano Childrens Health MBIA-Insured TECP 3.50% due 10/30/96  7,000,000
   13,900,000  A-1+      Port Arthur Navy District PCR (Star Enterprises Project)
                            4.00%(a)(b)                                              13,900,000
    4,900,000  A-1+      Port Corpus Christi Authority Nueces County Marine Terminal
                            Revenue (Reynolds Metals Co.) 3.60%(b)                    4,900,000
    5,300,000  A-1+      Red River Authority Pollution Control (Southwestern Public
                            Service Co.) 3.85%(b)                                     5,300,000
    2,850,000  NR        Round Rock Industrial Development Corp. IDR Refunding
                            (Tellabs Inc. Project) 3.90%(b)                           2,850,000
   17,200,000  A-1+      San Antonio Housing Finance Corp. Multi-Family Housing
                            Revenue (Braesview Apartments Project) 3.90%(a)(b)       17,200,000
    5,000,000  A-1       Smith Creek Metorpolitan District Revenue 3.85%(b)           5,000,000
    3,570,000  A-1+      Texas A & M University Revenue Muni Trust Receipts 4.00%(b)  3,570,000
    8,000,000  MIG 1*    Texas Association of School Board Certificates Participation
                            TAN FSA-Insured 4.75% due 8/29/97                         8,057,571
    8,500,000  VMIG 1*   Texas Health Facilities Development Corp. Revenue
                            (North Texas Pooled Health) Series 1985B 3.85%(b)         8,500,000
    3,510,000  A-1+      Texas Higher Education Authority Inc. Series B 3.90%(b)      3,510,000
   10,000,000  A-1+      Texas Public Finance Authority GO TECP 3.70% due 2/5/97     10,000,000
   80,000,000  SP-1+     Texas State TRAN Series A 4.75% due 8/29/97                 80,573,645
                         Trinity River Authority PCR:
    5,900,000  VMIG 2*     General Motors Corp. Project 3.85%(b)                      5,900,000
    2,900,000  VMIG 1*     Utilities Electric Co. Project Series A AMBAC-Insured
                            4.10%(a)(b)                                               2,900,000
-----------------------------------------------------------------------------------------------
                                                                                    419,778,231
-----------------------------------------------------------------------------------------------
Utah -- 2.0%
    4,000,000  VMIG 1*   Morgan County Solid Waste Disposal Revenue (Holnam Inc.
                            Project) 3.90%(a)(b)                                      4,000,000
    5,625,000  A-1       Ogden City IDR (Infiltrator System Inc. Project) 3.90%(a)(b) 5,625,000
   11,900,000  VMIG 1*   Salt Lake City Revenue Series A 3.80%(b)                    11,900,000
    4,550,000  A-1+      Salt Lake County (Amoco) 3.70% due 4/1/97                    4,551,502
    4,900,000  VMIG 1*   Salt Lake County Housing Authority (Sandy Retirement
                            Center) 3.625%(b)                                         4,900,000
   10,175,000  A-1+      Utah County Environmental Improvement Revenue Refunding
                            (USX Corp. Project) 3.65% due 3/3/97                     10,175,000
                         Utah State Board Regents Student Loan Revenue:
   27,000,000  A-1+        Series A AMBAC-Insured 3.90%(a)(b)                        27,000,000
    7,200,000  A-1+        Series B AMBAC-Insured 3.80%(b)                            7,200,000

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

      FACE
     AMOUNT    RATING     SECURITY                                                     VALUE
===============================================================================================
Utah -- 2.0% (continued)
  $15,000,000  A-1+        Series C 3.90%(a)(b)                                    $ 15,000,000
   12,600,000  A-1+        Series L AMBAC-Insured 3.90%(a)(b)                        12,600,000
-----------------------------------------------------------------------------------------------
                                                                                    102,951,502
-----------------------------------------------------------------------------------------------
Vermont -- 0.3%
   14,200,000  A-1+      Vermont IDA IDR (Ryegate Project) 3.85%(a)(b)               14,200,000
-----------------------------------------------------------------------------------------------
Virginia -- 0.7%
    4,400,000  VMIG 1*   Charles City & County IDA Exempt Facility Revenue (Chambers
                            Development of Virginia Inc. Project) 3.95%(a)(b)         4,400,000
    2,400,000  VMIG 1*   Fairfax County IDA Revenue (Inova Health System Series B)
                            TECP 3.45% due 10/10/96                                   2,400,000
    6,505,000  NR        Hampton Roads Sanitation Waste Water Revenue Muni Trust
                           Receipts 4.00%(b)                                          6,505,000
    3,000,000  A-1+      King George County IDA Solid Waste Disposal Facility
                            Revenue (Garnet of VA Inc. Project) 5.00%(a)(b)           3,000,000
   10,125,000  VMIG 1*   Louisa IDA PCR (Electric & Power) TECP 3.60% due 12/12/96   10,125,000
    9,385,000  NR        Virginia State HDA Commonwealth Mortgage Muni Trust
                            Receipts 4.00%(a)(b)                                      9,385,000
-----------------------------------------------------------------------------------------------
                                                                                     35,815,000
-----------------------------------------------------------------------------------------------
Washington -- 3.5%
   14,000,000  A-1+      Eagle Tax-Exempt Trust Washington GO Muni Trust Receipts
                            MBIA-Insured 3.95%(b)                                    14,000,000
   64,729,000  NR        Port Everett Industrial Development Corporate Solid Waste
                            Recycling Revenue (Snohomish River Pulp Co. Project)
                            4.05%(a)(b)                                              64,729,000
    9,500,000  A-1       Port Vancouver Special Revenue (United Grain Corp.
                            Project) 4.25%(a)(b)                                      9,500,000
                         Student Loan Finance Association Washington Guaranteed:
    8,400,000  VMIG 1*     Series A 4.00%(a)(b)                                       8,400,000
    7,900,000  VMIG 1*     Third Program Series A 4.00%(a)(b)                         7,900,000
   15,420,000  NR        Washington State GO Muni Trust Receipts 3.60% due 1/1/97    15,420,000
                         Washington State Housing Finance Commission
                            Multi-Family Mortgage Revenue:
    7,450,000  A-1+          Arbors on the Park Project 4.10%(a)(b)                   7,450,000
   10,755,000  A-1+          Pacific First Federal Series B 4.05%(b)                 10,755,000
                         Washington State Public Power Supply Systems Nuclear
                            Project No. 3 Revenue:
    4,998,000  NR            Muni Trust Receipts 4.05%(b)                             4,998,000
   29,625,000  A-1+          Series 3A-1 3.80%(b)                                    29,625,000
    1,000,000  NR        Washington State Various Purpose (Pre-Refunded --
                            Escrowed with U.S. Government Securities to 10/1/01
                            Call @ 100) 8.80% due 10/1/97(d)                          1,046,530
                         Yakima County Public Corp.:
    6,600,000  P-1         (Am Millwork Ltd. Project) 4.10%(a)(b)                     6,600,000
    3,100,000  NR          IDR (John I. Haas Project) 4.15%(b)                        3,100,000

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

      FACE
     AMOUNT    RATING     SECURITY                                                     VALUE
===============================================================================================
Washington -- 3.5% (continued)
  $ 2,000,000  A-1+      Yakima County Public Corp. (Longview Fibre Co. Project)
                            4.05%(a)(b)                                             $ 2,000,000
-----------------------------------------------------------------------------------------------
                                                                                    185,523,530
-----------------------------------------------------------------------------------------------
West Virginia -- 0.3%
                         Marion County Commission Solid Waste Disposal Facility
                            Revenue (Granttown Project):
    5,200,000  A-1+          Series B 3.90%(a)(b)                                     5,200,000
    3,600,000  A-1+          Series D 3.90%(a)(b)                                     3,600,000
    1,730,000  NR        Putnam County Solid Waste Disposal Revenue (FMC Corp.)
                            4.00%(a)(b)                                               1,730,000
                         West Virginia State Hospital Finance Authoriy Hospital
                            Revenue (Mid - Atlantic/Cap) AMBAC-Insured:
    4,000,000  A-1           Series D 3.90%(b)                                        4,000,000
    3,090,000  A-1           Series E 3.90%(b)                                        3,090,000
-----------------------------------------------------------------------------------------------
                                                                                     17,620,000
-----------------------------------------------------------------------------------------------
Wisconsin -- 0.8%
    9,500,000  NR        Brokaw Sewer & Solid Waste Revenue (Wausau Paper Mills
                            Co. Project) 4.10%(a)(b)                                  9,500,000
    6,605,000  A-1       City Of Milwaukee Muni Trust Receipts 3.95%(b)               6,605,000
   11,800,000  A-1       Eagle Tax-Exempt Trust Muni Trust Receipts Housing EDA
                            4.10%(a)(b)                                              11,800,000
    1,000,000  NR        Fairwater IDR (Dean Foods Co. Project) 3.90%(b)              1,000,000
    4,595,000  VMIG 1*   Wisconsin Housing and Economic Development Authority
                            Home Ownership Revenue Muni Trust Receipts 4.05%(a)(b)    4,595,000
    6,320,000  A-1+      Wisconsin Public Power Inc. System Power Supply System
                            Revenue Muni Trust Receipts AMBAC-Insured 4.00%(b)        6,320,000
-----------------------------------------------------------------------------------------------
                                                                                     39,820,000
-----------------------------------------------------------------------------------------------
Wyoming -- 0.6%
    7,500,000  A-1+      Converse County PCR (Pacificorp Project) TECP
                            3.60% due 10/30/96                                        7,500,000
    6,305,000  A-1+      Sweetwater County PCR (Pacificorp Project) Series B TECP
                            3.50% due 10/30/96                                        6,305,000
    9,000,000  A-1+      Unita County PCR (Amoco Standard Oil Co.)
                            3.98% due 12/1/96(c)                                      9,003,549
   10,710,000  VMIG 1*   Wyoming Community Development Authority 4.00%(a)(b)         10,710,000
-----------------------------------------------------------------------------------------------
                                                                                     33,518,549
-----------------------------------------------------------------------------------------------
Miscellaneous -- 4.1%
   23,245,580  VMIG 1*   Clipper Blue Tax-Exempt 4.45%(b)                            23,245,580
                         Clipper Blue Tax-Exempt Trust:
   74,439,338  MIG 1*      95-1 4.05%(a)(b)                                          74,439,338
   35,102,170  MIG 1*      95-2 4.25%(b)                                             35,102,168
   46,051,616  VMIG 1*     95I 4.25%(b)                                               46,051,61

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

      FACE
     AMOUNT    RATING     SECURITY                                                     VALUE
===============================================================================================
Miscellaneous -- 4.1% (continued)
    $ 520,000  A-1+      Pooled Puttable Floating Options Tax-Exempt Receipts
                            4.35%(a)(b)                                               $ 520,000
   27,630,000  NR        Puerto Rico Industrial Medical PCR (Abbot Labs)
                            3.41% due 3/3/97(c)                                      27,630,000
      800,000  A-1+      Puerto Rico Public Building Authority Series 1995
                            Muni Trust Receipts 3.50%(b)                                800,000
       80,000  A-1+      Puttable Floating Options Tax-Exempt Receipts (Koch
                            Financial Corp.) 4.35%(b)                                    80,000
    5,475,000  NR        University of Puerto Rico Muni Trust Receipts
                            MBIA-Insured 3.65%(b)                                     5,475,000
-----------------------------------------------------------------------------------------------
                                                                                    213,343,699
-----------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS -- 100%
                         (Cost -- $5,267,471,554**)                              $5,267,471,554
===============================================================================================

(a) Income from these issues is considered a preference item for purposes of calculating the alternative minimum tax.

(b) Variable rate obligation payable at par on demand at any time on no more than seven days' notice.

(c)  Variable rate obligation payable at par on demand on the date indicated.

(d) Pre-Refunded bonds escrowed by U.S. Government securities and bonds escrowed to maturity by U.S. Government securities are considered by Manager to be triple-A rated even if issuer has not applied for new ratings.

**   Aggregate cost for Federal income tax purposes is substantially the same.

     See pages 29 and 30 for definition of ratings and certain security descriptions.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Bond Ratings
--------------------------------------------------------------------------------

All ratings are by Standard & Poor's Ratings Services ("Standard & Poor's") except that those identified by an asterisk (*) are rated by Moody's Investors Service Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA    -- Debt rated "AAA"' have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.

AA     -- Debt rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A      -- Debt rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB    -- Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's-- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest raking within its generic category.

Aaa    -- Bonds that are rated "Aaa" are judged to be of the best quality.
          They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa     -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A      -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa    -- Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR     -- Indicates that the bond is not rated by Standard & Poor's or
          Moody's.

--------------------------------------------------------------------------------
Short-Term Securities Ratings
--------------------------------------------------------------------------------

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-2    -- Standard & Poor's second highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

MIG 1  -- Moody's highest rate for short-term municipal obligations. VMIG 1
          -- Moody's highest rating for issues having a demand feature -- VRDO. VMIG 2 -- Moody's second highest rating for issues having a demand feature -- VRDO.

P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

--------------------------------------------------------------------------------
Security Descriptions
--------------------------------------------------------------------------------

AMBAC     -- American Municipal Bond Assurance Corporation
BAN       -- Bond Anticipation Notes
CGIC      -- Capital Guaranty Insurance Company
EDC       -- Economic Development Corporation
EFA       -- Educational Facilities Authority
ETM       -- Escrowed to Maturity
FGIC      -- Financial Guaranty Insurance Company
FRTC      -- Floating Rate Trust Certificates
FSA       -- Federal Savings Association
GO        -- General Obligation
HDA       -- Housing Development Authority
HEFA      -- Health and Educational Facilities Authority
HFA       -- Housing Finance Authority
IDA       -- Industrial Development Authority
IDB       -- Industrial Development Board
IDC       -- Industrial Development Corporation
IDR       -- Industrial Development Revenue
MBIA      -- Municipal Bond Investors Assurance Corporation
PCFA      -- Pollution Control Finance Authority
PCR       -- Pollution Control Revenue
PFA       -- Public Facilities Authority
RAN       -- Revenue Anticipation Notes
RAW       -- Revenue Anticipation Warrants
STEM      -- Short-Term Extendable Maturity
TAN       -- Tax Anticipation Notes
TECP      -- Tax Exempt Commercial Paper
TOB       -- Tender Option Bond
TRAN      -- Tax & Revenue Anticipation Notes
VHA       -- Veterans Housing Authority

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)              September 30, 1996
--------------------------------------------------------------------------------

ASSETS:
  Investments, at amortized cost                                 $5,267,471,554
  Interest receivable                                                29,348,209
  Prepaid expenses                                                      522,382
--------------------------------------------------------------------------------
  Total Assets                                                    5,297,342,145
--------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                  167,001,731
  Dividends payable                                                   6,483,891
  Management fees payable                                             2,093,325
  Distribution fees payable                                             145,556
  Payable to bank                                                       536,335
--------------------------------------------------------------------------------
  Total Liabilities                                                 176,260,838
--------------------------------------------------------------------------------
Total Net Assets                                                 $5,121,081,307
================================================================================
NET ASSETS:
  Capital stock (10,000,000,000 shares
    authorized; par value $0.01 per share)                          $51,221,050
  Capital paid in excess of par value                             5,071,242,906
  Accumulated net realized loss on security transactions             (1,382,649)
--------------------------------------------------------------------------------
Total Net Assets                                                 $5,121,081,307
================================================================================
Shares Outstanding                                                5,122,104,964
--------------------------------------------------------------------------------
Net Asset Value Per Share                                                 $1.00
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended September 30, 1996

INVESTMENT INCOME:
  Interest                                                         $ 95,726,077
--------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 3)                                           12,898,294
  Distribution fees (Note 3)                                          2,642,443
  Registration fees                                                   1,281,000
  Shareholder and system servicing fees                                 581,940
  Shareholder communications                                            235,155
  Custody                                                               155,024
  Audit and legal                                                        27,633
  Directors' fees                                                        14,640
  Other                                                                  25,071
--------------------------------------------------------------------------------
  Total Expenses                                                     17,861,200
--------------------------------------------------------------------------------
Net Investment Income                                                77,864,877
--------------------------------------------------------------------------------
Net Realized Loss From Security Transactions                            (90,228)
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $ 77,774,649
================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended September 30, 1996 (unaudited) and the Year Ended March 31, 1996

                                               September 30          March 31
================================================================================
OPERATIONS:
  Net investment income                     $     77,864,877   $    166,193,675
  Net realized gain (loss)                           (90,228)           182,322
--------------------------------------------------------------------------------
  Increase in Net Assets From Operations          77,774,649        166,375,997
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)           (77,864,877)      (166,193,675)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares            11,010,543,338     23,799,688,864
  Net asset value of shares issued for
    reinvestment of dividends                     78,704,993        161,496,398
  Cost of shares reacquired                  (11,381,430,425)   (23,200,080,333)
--------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
    Fund Share Transactions                     (292,182,094)       761,104,929
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets               (292,272,322)       761,287,251
NET ASSETS:
  Beginning of period                          5,413,353,629      4,652,066,378
--------------------------------------------------------------------------------
  End of period                             $  5,121,081,307   $  5,413,353,629
================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

     1. SIGNIFICANT ACCOUNTING POLICIES

     Smith Barney Municipal Money Market Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company.

     The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities, adjusted for a constant accretion (amortization) to maturity of any discount (premium), approximates market value; (c) interest income is recorded on the accrual basis; (d) direct expenses are charged to the Fund and each class; management fees and general expenses are allocated on the basis of relative net assets; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; (f) the Fund intends to comply with the applicable provisions of the Internal Revenue Code pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (g) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At March 31, 1996, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net realized gains amounting to $6,701 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; and (h) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     2. EXEMPT-INTEREST DIVIDENDS AND OTHER DISTRIBUTIONS

     The Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in Fund shares on the payable date. Furthermore, the Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such status when distributed to its shareholders.

     Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

     3. MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment manager of the Fund. The Fund pays SBMFM a management fee calculated at the annual rate of 0.50% on the first $2.5 billion of the Fund's average daily net assets, 0.475% on the next $2.5 billion and 0.45% on average daily net assets in excess of $5.0 billion. These fees are calculated daily and paid monthly.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares. Pursuant to a Distribution Plan, the Fund pays SB a distribution fee calculated at the annual rate of 0.10% of the Fund's average daily net assets.

     All officers and two Directors of the Fund are employees of SB.

     4. CAPITAL LOSS CARRYFORWARD

     At March 31, 1996, the Fund had, for Federal income tax purposes, approximately $1,292,000 of capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is possible that the gains so offset will not be distributed. The amount and expiration of the carryovers are indicated below. Expiration occurs on March 31, of the year indicated.

                                    2000         2001          2002       2003
================================================================================
Carryforward Amounts              $97,000     $1,086,000     $37,000     $72,000
================================================================================

     5. CAPITAL SHARES

     The Fund has the ability to establish multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Class A and Class Y shares can be purchased directly by investors. Class C shares are not available for purchase. They represent previously issued B shares, which were renamed as Class C shares effective November 7, 1994. Class C shares may only be redeemed or exchanged out of the Fund.

     At September 30, 1996, total paid-in capital amounted to the following for each class:

                                         Class A        Class C        Class Y
================================================================================
Total Paid-in Capital                $5,117,098,979    $216,253      $5,148,724
================================================================================

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

     Transactions in shares of each class were as follows:

                                           Six Months Ended        Year Ended
                                          September 30, 1996     March 31,1996*
================================================================================
Class A
 Shares sold                                 10,952,301,046      23,778,520,460
 Shares issued on reinvestment                   78,221,117         161,445,786
 Shares redeemed                            (11,310,215,895)    (23,195,899,521)
--------------------------------------------------------------------------------
 Net Increase (Decrease)                       (279,693,732)        744,066,725
================================================================================
Class C
 Shares sold                                        199,991           3,399,290
 Shares issued on reinvestment                        1,732              10,620
 Shares redeemed                                    (29,342)         (4,180,812)
--------------------------------------------------------------------------------
 Net Increase (Decrease)                            172,381            (770,902)
================================================================================
Class Y
 Shares sold                                     58,042,301          17,769,114
 Shares issued on reinvestment                      482,144              39,992
 Shares redeemed                                (71,185,188)               --
--------------------------------------------------------------------------------
 Net Increase (Decrease)                        (12,660,743)         17,809,106
================================================================================

* For Class Y shares, transactions are for the period from February 12, 1996 (inception date) to March 31, 1996.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each period:

Class A Shares                  1996(1)   1996    1995    1994    1993   1992
================================================================================
Net Asset Value,
 Beginning of Period             $1.00     $1.00   $1.00   $1.00  $1.00   $1.00
--------------------------------------------------------------------------------
  Net investment income(2)       0.015     0.033   0.027   0.019  0.022   0.037
  Dividends from net
   investment income            (0.015)   (0.033) (0.027) (0.019)(0.022) (0.037)
--------------------------------------------------------------------------------
Net Asset Value,
  End of Period                  $1.00     $1.00   $1.00   $1.00  $1.00   $1.00
--------------------------------------------------------------------------------
Total Return                      1.47%++   3.34%   2.71%   1.89%  2.25%   3.73%
--------------------------------------------------------------------------------
Net Assets,
  End of Period (in millions)   $5,116    $5,395  $4,651  $1,286 $1,251  $1,355
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(2)                     0.67%+    0.63%   0.61%   0.64%  0.62%   0.53%
  Net investment income           2.92+     3.28    3.01    1.87   2.22    3.66
================================================================================
Class C Shares                   1996(1)    1996   1995(3) 1994(4)
================================================================================
Net Asset Value,
  Beginning of Period            $1.00     $1.00   $1.00   $1.00
--------------------------------------------------------------------------------
  Net investment income(2)       0.015     0.033   0.027   0.019
  Dividends from net
   investment income            (0.015)   (0.033) (0.027) (0.019)
--------------------------------------------------------------------------------
Net Asset Value,
  End of Period                  $1.00     $1.00   $1.00   $1.00
--------------------------------------------------------------------------------
Total Return                      1.47%++   3.34%   2.71%   1.89%++
--------------------------------------------------------------------------------
Net Assets,
  End of Period (in millions)    $0.20     $0.04    $1.0    $5.0
--------------------------------------------------------------------------------
Ratios of Average Net Assets:
  Expenses(2)                     0.67%+   0.60%    0.61%   0.64%+
  Net investment income           2.86+    3.43     3.01    1.87+
================================================================================
(1)  For the six months ended September 30, 1996 (unaudited).
(2) The manager has waived a part of its fees for the years ended March 31, 1996 and March 31, 1995. If such fees were not waived, the per share effect on net investment income and expense ratios would have been as follows:

                                Per Share Decreases       Expense Ratios
                             to Net Investment Income   Without Fee Waivers
                             ------------------------   -------------------
                                  1996      1995          1996      1995
                                  ----      ----          ----      ----
Class A                         $0.0001    $0.0002        0.64%     0.63%
Class C                          0.0001     0.0002        0.62      0.63

(3)  On November 7, 1994, the former Class B shares were renamed Class C shares.
(4)  For the period from May 25, 1993 (inception date) to March 31, 1994.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each period:

Class Y Shares                                           1996(1)         1996(2)
================================================================================
Net Asset Value, Beginning of Period                     $1.00           $1.00
--------------------------------------------------------------------------------
  Net investment income                                   0.015           0.004
  Dividends from net investment income                   (0.015)         (0.004)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                           $1.00           $1.00
--------------------------------------------------------------------------------
Total Return++                                            1.52%           0.39%
--------------------------------------------------------------------------------
Net Assets, End of Period (in millions)                  $5.0           $18.0
--------------------------------------------------------------------------------
Ratios of Average Net Assets+:
  Expenses                                                0.57%           0.55%
  Net investment income                                   2.99            2.81
================================================================================
(1)  For the six months ended September 30, 1996 (unaudited).
(2)  For the period from February 12, 1996 (inception date) to March 31, 1996.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

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


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

Smith Barney                                                     SMITH BARNEY
Municipal Money                                                  ------------
Market Fund, Inc.
                                               A Member of TravelersGroup [Logo]

Directors

Jessica M. Bibliowicz
Joseph H. Fleiss
Donald R. Foley
Paul Hardin
Francis P. Martin, M.D.
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan
C. Richard Youngdahl


Officers

Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Joseph Benevento
Vice President

Lawrence T. McDermott
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary


Investment Manager
Smith Barney Mutual
Funds Management Inc.

Distributor
Smith Barney Inc.

Custodian
PNC Bank, N.A.

Shareholder
Servicing Agent
First Data Investor Services Group, Inc.
P.O. Box 1376
Boston, MA 02104

This report is submitted for
the general information of the
shareholders of Smith Barney Municipal
Money Market Fund, Inc.
It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.


Smith Barney
Municipal Money
Market Fund, Inc.
388 Greenwich Street
New York,  New York 10013

FD0807 11/96